UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08361

Goldman Sachs Variable Insurance Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Banks — 1.0%
220,200	People’s United Financial, Inc.	$3,426,312

Capital Goods — 1.9%
78,494	ABB Ltd. ADR*	1,573,020
20,300	Danaher Corp.	1,366,596
53,130	United Technologies Corp.	3,237,211

		6,176,827

Commercial & Professional Services — 1.4%
168,500	Iron Mountain, Inc.*	4,492,210

Consumer Durables & Apparel — 1.2%
119,000	Coach, Inc.	3,917,480

Consumer Services — 3.1%
129,505	Marriott International, Inc. Class A(a)	3,573,043
55,900	McDonald’s Corp.	3,190,213
107,300	Starwood Hotels & Resorts Worldwide, Inc.	3,544,119

		10,307,375

Diversified Financials — 6.4%
24,200	CME Group, Inc.	7,458,198
151,900	Morgan Stanley	4,690,672
32,200	Northern Trust Corp.	1,872,752
184,900	SLM Corp.*	1,612,328
283,130	The Charles Schwab Corp.	5,421,939

		21,055,889

Energy — 7.0%
61,000	Cameron International Corp.*	2,307,020
18,300	EOG Resources, Inc.	1,528,233
106,600	Halliburton Co.	2,890,992
21,200	Occidental Petroleum Corp.	1,662,080
166,440	Schlumberger Ltd.	9,919,824
132,040	Suncor Energy, Inc.	4,563,302

		22,871,451

Food & Staples Retailing — 1.7%
96,500	Costco Wholesale Corp.	5,448,390

Food, Beverage & Tobacco — 4.6%
92,100	Kraft Foods, Inc. Class A	2,419,467
133,200	PepsiCo, Inc.	7,813,512
88,300	The Coca-Cola Co.	4,741,710

		14,974,689

Health Care Equipment & Services — 7.8%
128,000	Baxter International, Inc.	7,297,280
39,600	C.R. Bard, Inc.	3,112,956
87,900	Express Scripts, Inc.*	6,819,282
155,900	St. Jude Medical, Inc.*	6,081,659
43,100	Zimmer Holdings, Inc.*	2,303,695

		25,614,872

Household & Personal Products — 4.3%
109,700	Avon Products, Inc.	3,725,412
178,900	The Procter & Gamble Co.	10,361,888

		14,087,300

Materials — 2.6%
51,200	Monsanto Co.	3,962,880
55,400	Praxair, Inc.	4,525,626

		8,488,506

Shares	Description	Value
Common Stocks — (continued)
Media — 1.6%
145,200	Comcast Corp. Class A	$2,452,428
96,874	Viacom, Inc. Class B*	2,716,347

		5,168,775

Pharmaceuticals, Biotechnology & Life Sciences — 10.8%
46,900	Biogen Idec, Inc.*	2,369,388
99,628	Charles River Laboratories International, Inc.*(a)	3,684,243
120,953	Gilead Sciences, Inc.*	5,633,991
162,300	Johnson & Johnson	9,882,447
156,900	Merck & Co., Inc.	4,962,747
36,800	Shire PLC ADR	1,924,272
57,800	Teva Pharmaceutical Industries Ltd. ADR	2,922,368
96,300	Thermo Fisher Scientific, Inc.*	4,205,421

		35,584,877

Real Estate — 2.1%
586,400	CB Richard Ellis Group, Inc. Class A*	6,884,336

Retailing — 5.5%
312,840	Lowe’s Companies, Inc.	6,550,869
189,300	Staples, Inc.	4,395,546
149,000	Target Corp.	6,955,320

		17,901,735

Semiconductors & Semiconductor Equipment — 1.6%
169,900	Broadcom Corp. Class A*	5,214,231

Software & Services — 17.1%
110,440	Cognizant Technology Solutions Corp. Class A*	4,269,610
194,825	Electronic Arts, Inc.*	3,711,416
82,700	Equinix, Inc.*(a)	7,608,400
80,200	Global Payments, Inc.	3,745,340
11,308	Google, Inc. Class A*	5,607,072
474,368	Microsoft Corp.	12,281,388
380,700	Oracle Corp.	7,933,788
262,991	The Western Union Co.	4,975,790
83,900	Visa, Inc. Class A	5,798,329

		55,931,133

Technology Hardware & Equipment — 12.4%
98,000	Amphenol Corp. Class A	3,692,640
77,700	Apple, Inc.*	14,403,249
559,890	Cisco Systems, Inc.*	13,179,811
211,891	QUALCOMM, Inc.	9,530,857

		40,806,557

Telecommunication Services* — 3.7%
244,190	American Tower Corp. Class A	8,888,516
105,950	Crown Castle International Corp.	3,322,592

		12,211,108

Transportation — 0.6%
24,400	Burlington Northern Santa Fe Corp.	1,947,852

TOTAL COMMON STOCKS		$322,511,905

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Rate	Value
Investment Company(b) — 2.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
9,319,083	0.131%	$9,319,083

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$331,830,988

Securities Lending Reinvestment Vehicle(b)(c) — 1.2%
Boston Global Investment Trust — Enhanced Portfolio
3,823,241	0.177%	$3,819,418

TOTAL INVESTMENTS — 102.4%		$335,650,406

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(7,873,199)

NET ASSETS — 100.0%		$327,777,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(c) Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CAPITAL GROWTH FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$318,885,797

Gross unrealized gain	30,546,776
Gross unrealized loss	(13,782,167)

Net unrealized security gain	$16,764,609

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 20.7%
Banks — 5.3%
ANZ Capital Trust I(a)(b)
$500,000	4.484%	01/29/49	$495,506
Bank of America Corp.
200,000	5.750	12/01/17	199,878
175,000	7.625	06/01/19	197,556
Bear Stearns Companies, Inc.
550,000	6.400	10/02/17	596,200
950,000	7.250	02/01/18	1,083,147
Citigroup, Inc.
300,000	5.875	05/29/37	260,661
100,000	6.875	03/05/38	98,491
JPMorgan Chase Bank NA
400,000	6.000	10/01/17	420,700
Merrill Lynch & Co., Inc.
450,000	5.450	02/05/13	468,972
325,000	6.400	08/28/17	329,148
600,000	6.875	04/25/18	628,271
Morgan Stanley & Co.
275,000	5.750	08/31/12	293,807
400,000	5.950	12/28/17	410,180
725,000	6.625	04/01/18	765,693
100,000	5.625	09/23/19	98,775
PNC Bank NA
325,000	6.875	04/01/18	347,485
Resona Bank Ltd.(a)(b)(c)
1,250,000	5.850	09/29/49	1,081,250
Royal Bank of Scotland Group PLC(a)
425,000	4.875	08/25/14	431,532
Santander Issuances SA(a)(c)
200,000	5.805	06/20/16	178,000
US Bank NA(c)
250,000	4.375	02/28/17	339,987
Wachovia Bank NA
250,000	7.800	08/18/10	263,986
675,000	6.600	01/15/38	740,938
Wells Fargo Capital XIII(b)(c)
125,000	7.700	12/29/49	111,250

			9,841,413

Building Materials — 0.1%
Holcim US Finance Sarl & Companhia SCS(a)
175,000	6.000	12/30/19	177,129

Chemicals — 0.6%
Airgas, Inc.
425,000	4.500	09/15/14	434,088
Dow Chemical Co.
325,000	7.600	05/15/14	359,531
350,000	5.900	02/15/15	357,719

			1,151,338

Consumer Products — 0.2%
Whirlpool Corp.
125,000	8.000	05/01/12	137,034
175,000	8.600	05/01/14	195,063

			332,097

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Electric — 2.1%
Arizona Public Service Co.
$250,000	6.375%	10/15/11	$262,950
225,000	6.250	08/01/16	233,084
CenterPoint Energy, Inc. Series B
1,000,000	7.250	09/01/10	1,026,678
Commonwealth Edison Co.
250,000	5.875	02/01/33	264,002
300,000	5.900	03/15/36	318,827
Enel Finance International SA(a)
475,000	5.125	10/07/19	472,910
FirstEnergy Corp. Series C
275,000	7.375	11/15/31	308,316
MidAmerican Energy Holdings Co.
450,000	6.125	04/01/36	479,356
Progress Energy, Inc.
200,000	5.625	01/15/16	213,762
350,000	7.000	10/30/31	406,761

			3,986,646

Energy — 1.1%
Canadian Natural Resources Ltd.
50,000	5.850	02/01/35	50,342
400,000	6.500	02/15/37	435,389
Dolphin Energy Ltd.(a)
240,000	5.888	06/15/19	243,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III(a)
250,000	5.500	09/30/14	265,406
Suncor Energy, Inc.
250,000	6.100	06/01/18	260,942
Transocean, Inc.
375,000	6.800	03/15/38	429,285
XTO Energy, Inc.
325,000	6.500	12/15/18	358,788

			2,043,152

Environmental — 0.4%
Republic Services, Inc.(a)
225,000	5.500	09/15/19	230,041
Waste Management, Inc.
400,000	7.375	03/11/19	465,497

			695,538

Financial Companies — 0.4%
International Lease Finance Corp.
275,000	4.950	02/01/11	251,809
SLM Corp.
450,000	5.400	10/25/11	415,224

			667,033

Food & Beverage — 0.2%
Anheuser-Busch InBev Worldwide, Inc.(a)
350,000	7.750	01/15/19	414,141

Healthcare — 0.8%
Agilent Technologies, Inc.
550,000	5.500	09/14/15	561,464
CareFusion Corp.(a)
525,000	6.375	08/01/19	569,393
Roche Holdings, Inc.(a)
400,000	6.000	03/01/19	445,256

			1,576,113

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Life Insurance — 0.6%
MetLife Capital Trust X(a)(b)(c)
$300,000	9.250%	04/08/38	$312,000
Phoenix Life Insurance Co.(a)(b)
450,000	7.150	12/15/34	106,381
Swiss Reinsurance Capital I LP(a)(b)(c)
600,000	6.854	05/29/49	450,000
Symetra Financial Corp.(a)(c)
325,000	8.300	10/15/37	201,500

			1,069,881

Media Cable — 1.6%
Comcast Corp.
625,000	6.450	03/15/37	662,829
COX Communications, Inc.
1,075,000	4.625	01/15/10	1,084,803
DirecTV Holdings LLC(a)
200,000	5.875	10/01/19	199,498
Rogers Cable, Inc.
200,000	7.875	05/01/12	225,193
Time Warner Cable, Inc.
425,000	5.400	07/02/12	454,122
Time Warner Entertainment Co. LP
225,000	8.375	03/15/23	264,733

			2,891,178

Metals and Mining — 0.3%
Anglo American Capital PLC(a)
225,000	9.375	04/08/19	273,375
ArcelorMittal
375,000	6.125	06/01/18	369,434

			642,809

Pharmaceuticals — 0.2%
Watson Pharmaceuticals, Inc.
325,000	5.000	08/15/14	331,470

Pipelines — 2.3%
Boardwalk Pipelines LP
575,000	5.875	11/15/16	583,868
DCP Midstream LLC(a)
280,000	9.750	03/15/19	334,494
Energy Transfer Partners LP
625,000	5.950	02/01/15	657,845
125,000	6.700	07/01/18	133,762
Enterprise Products Operating LP Series B
450,000	5.600	10/15/14	475,841
325,000	5.000	03/01/15	331,639
Tennessee Gas Pipeline Co.
150,000	8.000	02/01/16	170,599
200,000	8.375	06/15/32	240,119
TEPPCO Partners LP
550,000	6.650	04/15/18	596,088
The Williams Companies, Inc.
325,000	8.750	03/15/32	374,746
TransCanada Pipelines Ltd.(c)
325,000	6.350	05/15/67	282,750

			4,181,751

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance — 1.7%
Arch Capital Group Ltd.
$350,000	7.350%	05/01/34	$325,753
Aspen Insurance Holdings Ltd.
350,000	6.000	08/15/14	350,593
Endurance Specialty Holdings Ltd.
375,000	6.150	10/15/15	392,879
Marsh & McClennan Companies, Inc.
600,000	5.150	09/15/10	608,013
QBE Insurance Group Ltd.(a)
225,000	9.750	03/14/14	255,398
White Mountains Reinsurance Group Ltd.(a)
600,000	6.375	03/20/17	545,448
Willis North America, Inc.
175,000	7.000	09/29/19	178,687
ZFS Finance USA Trust IV(a)(b)(c)
675,000	5.875	05/09/32	547,520

			3,204,291

REITs — 0.6%
Simon Property Group LP
525,000	6.125	05/30/18	528,977
Westfield Capital Corp. Ltd.(a)
225,000	4.375	11/15/10	228,300
Westfield Group(a)
125,000	5.400	10/01/12	128,412
125,000	7.500	06/02/14	134,713

			1,020,402

Retailers — 0.6%
AutoZone, Inc.
475,000	5.750	01/15/15	505,628
CVS/Caremark Corp.
425,000	5.750	06/01/17	454,965
Marks & Spencer PLC(a)
200,000	7.125	12/01/37	189,475

			1,150,068

Tobacco — 0.5%
Altria Group, Inc.
275,000	9.700	11/10/18	340,579
BAT International Finance PLC(a)
300,000	9.500	11/15/18	389,108
Philip Morris International, Inc.
250,000	5.650	05/16/18	266,104

			995,791

Wireless Telecommunications — 0.6%
New Cingular Wireless Services, Inc.
675,000	7.875	03/01/11	732,461
300,000	8.750	03/01/31	396,616

			1,129,077

Wirelines Telecommunications — 0.5%
Telecom Italia Capital SA
225,000	4.000	01/15/10	226,539
300,000	4.875	10/01/10	307,256
Telefonica Europe BV
300,000	7.750	09/15/10	318,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications — (continued)
Verizon Communications, Inc.
$150,000	6.400%	02/15/38	$161,399

			1,013,194

TOTAL CORPORATE OBLIGATIONS			$38,514,512

Mortgage-Backed Obligations — 59.8%
Adjustable Rate FHLMC(c) — 2.5%
$2,572,831	4.846%	09/01/35	$2,662,826
1,863,540	4.707	10/01/35	1,956,364

			4,619,190

Adjustable Rate FNMA(c) — 3.0%
800,763	3.335	05/01/33	821,443
1,089,716	3.073	05/01/35	1,105,207
1,922,777	5.148	09/01/35	1,991,595
1,573,904	5.105	12/01/35	1,644,750

			5,562,995

Adjustable Rate Non-Agency(c) — 11.9%
American Home Mortgage Assets Trust Series 2007-1, Class A1
2,362,045	1.601	02/25/47	1,061,339
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
40,053	4.217	04/25/34	33,729
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
99,068	5.086	06/25/35	74,773
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
1,560,717	0.466	08/25/36	861,946
Countrywide Alternative Loan Trust Series 2005-38, Class A1
316,690	2.401	09/25/35	178,724
Countrywide Alternative Loan Trust Series 2006-OA10, Class 4A1
1,773,737	0.436	08/25/46	892,101
Countrywide Alternative Loan Trust Series 2006-OA16, Class A2
3,281,404	0.436	10/25/46	1,663,620
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-52, Class A1
139,626	4.959	02/19/34	117,143
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
25,909	4.377	11/20/34	19,707
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
144,021	4.864	08/20/35	106,956
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
1,383,384	0.446	11/19/37	676,188
Harborview Mortgage Loan Trust Series 2005-14, Class 5A1A
661,047	5.726	12/19/35	425,883
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
584,083	5.285	09/25/35	415,332

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
$1,230,798	0.466%	04/25/46	$606,685
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
1,255,401	0.456	05/25/46	605,316
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
583,459	4.279	07/25/35	526,513
Lehman XS Trust Series 2005-7N, Class 1A1A
509,538	0.516	12/25/35	311,555
Lehman XS Trust Series 2007-16N, Class 2A2
900,090	1.096	09/25/47	425,024
Luminent Mortgage Trust Series 2006-2, Class A1A
1,342,706	0.446	02/25/46	699,497
Luminent Mortgage Trust Series 2006-5, Class A1A
597,144	0.436	07/25/36	311,346
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
713,593	1.751	12/25/46	225,132
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
3,000,000	5.149	12/25/35	1,801,051
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
997,500	1.901	01/25/46	538,553
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
2,784,271	6.521	11/25/37	1,215,852
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
58,762	3.734	05/25/34	49,766
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
26,994	3.396	09/25/34	22,691
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
2,138,161	2.401	08/25/47	1,114,029
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B
1,946,143	0.366	07/25/36	1,810,238
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
2,315,119	1.741	11/25/46	941,831
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
39,337	3.137	06/25/34	36,793
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
2,448,837	1.861	09/25/46	1,290,797
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
689,927	1.821	09/25/46	324,727
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 1A
742,551	1.601	03/25/47	385,468
Wells Fargo Alternative Loan Trust Series 2007-PA6, Class A1
2,266,395	6.582	12/28/37	1,419,277

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
$1,105,472	5.607%	07/25/36	$895,754

			22,085,336

Collateralized Mortgage Obligations — 4.4%
Interest Only(c)(d) — 0.0%
FNMA Series 2004-71, Class DI
479,252	0.000	04/25/34	10,460

Planned Amortization Class — 1.7%
FNMA Series 2003-92, Class PD
3,000,000	4.500	03/25/17	3,119,663

Regular Floater(c) — 2.7%
FHLMC Series 2005-3038, Class XA(e)
49,318	0.000	09/15/35	48,191
FHLMC Series 2006-3167, Class X(e)
36,734	0.000	06/15/36	35,546
FHLMC Series 2007-3275, Class UF(e)
51,102	0.000	02/15/37	49,362
FHLMC Series 2007-3307, Class FC
1,129,845	0.643	07/15/34	1,087,383
FHLMC Series 2007-3342, Class FT
1,616,773	0.693	07/15/37	1,579,449
FNMA Series 2006-68, Class FM
830,341	0.696	08/25/36	810,243
FNMA Series 2006-81, Class LF(e)
44,921	0.000	09/25/36	44,604
FNMA Series 2007-4, Class DF
1,321,286	0.691	02/25/37	1,284,897
FNMA Series 2007-56, Class GY(e)
63,850	0.000	06/25/37	67,192

			5,006,867

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$8,136,990

Commercial Mortgage-Backed Securities — 6.4%
Adjustable Rate Non-Agency(c) — 2.2%
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
$3,000,000	5.384%	10/15/44	$2,962,173
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
1,200,000	5.926	05/15/43	1,137,122

			4,099,295

Sequential Fixed Rate — 4.2%
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
1,052,000	5.223	08/15/48	858,457
GE Capital Commercial Mortgage Corp. Series 2002-1A, Class A3
2,700,000	6.269	12/10/35	2,841,892
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A4
1,500,000	4.738	07/15/42	1,428,215

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class A2
$2,700,000	4.740%	11/13/36	$2,746,497

			7,875,061

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$11,974,356

Federal Agencies — 31.6%
FHLMC — 12.4%
$13,825	7.000%	08/01/10	$14,147
8,498	7.000	11/01/11	8,864
8,310	7.000	12/01/11	8,669
52,429	7.500	06/01/15	56,762
186,141	7.000	07/01/16	199,741
974,985	5.500	02/01/18	1,043,914
72,085	5.500	04/01/18	77,181
140,734	4.500	05/01/18	148,638
30,873	4.500	06/01/18	32,607
122,961	4.500	09/01/18	129,867
131,079	5.500	09/01/18	140,346
97,464	4.500	10/01/18	102,937
98,840	4.500	11/01/18	104,390
689,642	4.500	12/01/18	728,370
37,938	4.500	01/01/19	40,068
70,551	4.500	03/01/19	74,365
17,517	9.500	08/01/19	19,308
842	9.500	08/01/20	930
259,440	6.500	10/01/20	281,507
80,152	6.000	03/01/29	85,542
918	6.000	04/01/29	979
54,947	7.500	12/01/29	60,282
972	7.500	11/01/30	1,066
501,476	7.000	05/01/32	546,331
1,907	6.000	08/01/32	2,029
296,879	7.000	12/01/32	323,434
56,014	5.000	12/01/35	58,166
22,022	6.000	11/01/36	23,384
68,809	6.000	09/01/37	73,419
101,118	6.000	11/01/37	107,323
98,259	6.000	02/01/38	104,832
87,897	5.000	04/01/38	91,179
22,880	6.000	04/01/38	24,284
495,718	5.500	06/01/38	519,572
372,965	6.000	07/01/38	397,418
7,171,900	6.000	08/01/38	7,612,019
19,549	6.000	09/01/38	20,736
67,990	6.000	10/01/38	72,513
24,200	6.000	11/01/38	25,753
23,810	6.000	02/01/39	25,256
487,313	5.000	03/01/39	505,587
1,354,901	5.000	04/01/39	1,405,710
427,526	5.000	05/01/39	444,226
5,335,654	5.000	06/01/39	5,527,984
696,356	5.000	07/01/39	722,780
64,086	5.000	08/01/39	66,589

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$1,000,000	4.500%	09/01/39	$1,013,021

			23,074,025

FNMA — 17.6%
23,971	6.000	08/01/13	25,728
113,773	7.500	08/01/15	123,528
51,298	6.000	04/01/16	55,040
118,188	6.500	05/01/16	126,549
176,597	6.500	09/01/16	189,090
222,387	6.500	11/01/16	238,119
53,933	6.000	12/01/16	57,867
447,751	6.000	02/01/17	480,198
63,165	7.500	04/01/17	67,161
704,411	6.000	10/01/17	755,458
759,220	5.500	02/01/18	812,719
924,481	5.000	05/01/18	982,762
67,012	6.500	08/01/18	72,491
306,796	7.000	08/01/18	340,605
2,914,518	4.000	09/01/18	3,035,291
466,083	5.000	04/01/19	493,668
833,694	4.500	05/01/23	864,921
14,960	5.000	06/01/23	15,697
1,062,606	5.500	09/01/23	1,129,616
175,816	5.500	10/01/23	187,161
499	7.000	07/01/25	548
8,387	7.000	11/01/25	9,218
59,573	9.000	11/01/25	68,074
254,629	7.000	08/01/26	281,094
3,947	7.000	08/01/27	4,356
18,533	7.000	09/01/27	20,451
105,777	6.000	12/01/27	112,411
641	7.000	01/01/28	707
528,525	6.000	02/01/29	564,515
481,191	6.000	06/01/29	513,908
5,936	7.000	09/01/29	6,540
76,594	8.000	10/01/29	86,796
33,527	7.000	12/01/29	36,943
1,588	8.500	04/01/30	1,818
7,928	8.000	05/01/30	8,657
459	8.500	06/01/30	526
34,996	7.000	05/01/32	38,462
246,712	7.000	06/01/32	270,867
308,213	7.000	08/01/32	338,390
77,829	8.000	08/01/32	88,248
175,629	5.500	03/01/33	184,589
145,945	5.500	05/01/33	153,391
25,219	5.500	06/01/33	26,505
296,251	5.500	07/01/33	311,365
33,378	5.000	08/01/33	34,618
4,191	5.500	09/01/33	4,418
5,298	5.500	02/01/34	5,584
848	5.500	04/01/34	895
147,719	5.500	06/01/34	155,255

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$57,237	5.500%	12/01/34	$60,293
393,973	6.000	04/01/35	419,550
19,207	5.000	09/01/35	19,891
7,056	5.500	09/01/35	7,430
20,134	6.000	09/01/36	21,394
18,548	6.000	10/01/36	19,709
197,262	6.000	11/01/36	209,391
2,754	5.500	12/01/36	2,895
18,143	5.500	01/01/37	19,072
932	5.500	02/01/37	980
4,821	5.500	03/01/37	5,068
111,920	5.500	04/01/37	117,618
411,624	5.500	05/01/37	432,620
10,159	5.500	06/01/37	10,676
63,240	6.000	06/01/37	67,287
42,260	5.500	07/01/37	44,287
19,322	6.000	07/01/37	20,559
66,069	5.500	08/01/37	69,201
76,291	6.000	08/01/37	80,952
90,310	6.000	09/01/37	95,820
33,992	5.500	10/01/37	35,722
46,679	6.000	10/01/37	49,605
67,931	6.000	11/01/37	72,161
123,564	6.000	12/01/37	131,798
54,996	5.500	01/01/38	57,803
280,060	5.500	02/01/38	294,351
201,327	6.000	02/01/38	214,209
680,595	5.500	03/01/38	714,981
897,785	6.000	03/01/38	952,914
670,817	5.500	04/01/38	705,666
230,547	5.500	05/01/38	243,259
58,832	6.000	05/01/38	62,743
1,442,246	5.500	06/01/38	1,520,716
85,317	6.000	06/01/38	90,901
1,301,900	5.500	07/01/38	1,373,572
150,069	6.000	07/01/38	159,926
444,606	5.500	08/01/38	467,879
48,379	6.000	08/01/38	51,580
514,841	5.500	09/01/38	542,285
413,597	6.000	09/01/38	438,574
342,423	5.500	10/01/38	360,392
71,524	6.000	10/01/38	76,256
239,862	5.500	11/01/38	252,945
72,056	6.000	11/01/38	76,825
126,590	5.500	12/01/38	133,172
1,779,883	5.000	01/01/39	1,848,624
184,151	5.500	01/01/39	193,725
24,892	6.000	01/01/39	26,395
55,178	5.500	02/01/39	58,029
511,455	6.000	02/01/39	542,662
991,522	4.500	03/01/39	991,728
9,228	5.500	03/01/39	9,708
634,430	5.000	05/01/39	658,624
69,307	4.500	06/01/39	70,433
114,789	5.000	06/01/39	119,076

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$812,019	5.000%	07/01/39	$842,613
129,930	4.500	08/01/39	131,979
25,041	5.000	08/01/39	25,976
2,000,000	4.500	TBA-30yr(f)	2,025,625
1,000,000	6.000	TBA-30yr(f)	1,047,891

			32,780,834

GNMA — 1.6%
15,392	7.000	03/15/12	15,602
20,383	7.000	10/15/25	22,452
24,569	7.000	11/15/25	27,064
4,224	7.000	02/15/26	4,652
16,948	7.000	04/15/26	18,665
7,050	7.000	03/15/27	7,753
8,319	7.000	10/15/27	9,148
147,638	7.000	11/15/27	162,355
6,808	7.000	01/15/28	7,487
47,387	7.000	02/15/28	52,112
16,674	7.000	03/15/28	18,337
4,297	7.000	04/15/28	4,725
960	7.000	05/15/28	1,056
19,155	7.000	06/15/28	21,065
37,824	7.000	07/15/28	41,594
79,725	7.000	08/15/28	87,674
39,990	7.000	09/15/28	43,977
4,578	7.000	11/15/28	5,034
5,628	7.500	11/15/30	6,081
3,630	7.000	10/15/31	3,991
651	7.000	12/15/31	715
36,837	7.500	10/15/32	41,317
1,036,910	6.000	08/20/34	1,105,159
235,662	6.000	08/15/38	249,286
324,513	6.000	09/15/38	343,274
268,525	6.000	12/15/38	284,280
83,788	5.000	05/15/39	87,192
314,965	5.000	06/15/39	327,823

			2,999,870

TOTAL FEDERAL AGENCIES			$58,854,729

TOTAL MORTGAGE-BACKED OBLIGATIONS			$111,233,596

Agency Debentures — 1.6%
FNMA(g)
$100,000	0.000%	10/09/19	$55,895
Tennessee Valley Authority
700,000	4.375	06/15/15	745,482
Tennessee Valley Authority(h)
2,000,000	5.375	04/01/56	2,129,048

TOTAL AGENCY DEBENTURES			$2,930,425

Asset-Backed Securities — 0.6%
Home Equity — 0.6%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$215,060	7.000%	09/25/37	$127,405

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
$240,743	7.000%	09/25/37	$99,892
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(c)
996,475	1.446	11/20/36	809,635

TOTAL ASSET-BACKED SECURITIES			$1,036,932

Foreign Debt Obligations — 4.1%
Sovereign — 0.5%
Republic of Brazil Government Bond
$220,000	8.250%	01/20/34	$291,214
200,000	7.125	01/20/37	238,500
Province of Ontario, Canada
300,000	4.100	06/16/14	317,582
State of Qatar Government Bond
260,000	5.150	04/09/14	273,390

			1,120,686

Supranational — 3.6%
Asian Development Bank
5,000,000	1.000	10/01/15	4,399,675
European Investment Bank
1,800,000	3.000	04/08/14	1,836,732
Inter-American Development Bank
300,000	3.000	04/22/14	306,406

			6,542,813

TOTAL FOREIGN DEBT OBLIGATIONS			$7,663,499

Government Guarantee Obligations — 8.6%
ANZ National (International) Ltd.(a)(i)
$1,700,000	3.250%	04/02/12	$1,759,243
General Electric Capital Corp.(j)
2,400,000	2.000	09/28/12	2,413,375
1,800,000	2.625	12/28/12	1,845,810
Landwirtschaftliche Rentenbank(i)
1,400,000	4.125	07/15/13	1,474,746
LeasePlan Corp. NV(a)(i)
1,000,000	3.000	05/07/12	1,018,817
Royal Bank of Scotland Group PLC(a)(i)
1,800,000	2.625	05/11/12	1,813,302
Societe Financement de l’Economie Francaise(a)(i)
2,300,000	3.375	05/05/14	2,373,788
2,100,000	2.875	09/22/14	2,104,305
Svensk Exportkredit AB(i)
1,100,000	3.250	09/16/14	1,106,698

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$15,910,084

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 0.4%
California — 0.4%
California State Various Purpose GO Bonds Series 2009
$275,000	7.500%	04/01/34	$302,000
450,000	7.550	04/01/39	500,161

TOTAL MUNICIPAL DEBT OBLIGATIONS			$802,161

U.S. Treasury Obligations — 4.9%
United States Treasury Bond
$500,000	4.250%	05/15/39	$517,370
United States Treasury Inflation Protected Securities
2,200,000	1.625	01/15/15	2,527,727
750,000	2.000	01/15/16	844,281
600,000	2.500	07/15/16	685,796
200,000	3.625	04/15/28	329,204
United States Treasury Note
1,000,000	2.375	09/30/14	1,002,620
United States Treasury Principal-Only STRIPS(g)
3,400,000	0.000	11/15/21	2,090,762
200,000	0.000	11/15/26	96,914
2,100,000	0.000	11/15/27	977,172

TOTAL U.S. TREASURY OBLIGATIONS			$9,071,846

	Interest
Shares	Rate	Value
Preferred Stock — 0.2%
Banks — 0.2%
Royal Bank of Scotland Group PLC ADR
475,000	9.118%	$439,375

TOTAL INVESTMENTS — 100.9%		$187,602,430

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,694,901)

NET ASSETS — 100.0%		$185,907,529

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $18,368,641, which represents approximately 9.9% of net assets as of September 30, 2009.
(b) Securities with “Call” features with resetting interest rate. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(e) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.
(f) TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities, (excluding forward sales contracts, if any) amounts to $3,073,516, which represents approximately 1.7% of net assets as of September 30, 2009.
(g) Security issued with zero coupon. Income is recognized through the accretion of discount.
(h) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(i) Represents securities which are guaranteed by a foreign government. Total market value of these securities amounts to $11,650,899, which represents approximately 6.3% of net assets as of September 30, 2009.
(j) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $4,259,185, which represents approximately 2.3% of net assets as of September 30, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Inter Bank Offered Rate
REIT	— Real Estate Investment Trust
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Exchange	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	12/16/09	$491,329	$511,716	$20,387
Euro	Sale	12/16/09	491,381	490,205	1,176
Euro	Purchase	12/16/09	1,574,139	1,598,200	24,061
Japanese Yen	Purchase	12/16/09	887,530	907,200	19,670
New Zealand Dollar	Purchase	12/16/09	925,026	981,807	56,781
Norwegian Krone	Purchase	12/16/09	369,000	371,941	2,941
Swedish Krona	Purchase	12/16/09	488,912	495,389	6,477

TOTAL					$131,493

Open Forward Foreign Currency Exchange	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

British Pound	Purchase	12/16/09	$815,737	$805,075	$(10,662)
Euro	Sale	10/13/09	306,429	315,360	(8,931)
Euro	Purchase	12/16/09	122,502	121,454	(1,048)
Euro	Sale	12/16/09	320,906	330,705	(9,799)
Japanese Yen	Sale	12/16/09	1,582,381	1,653,478	(71,097)
New Zealand Dollar	Sale	12/16/09	241,413	257,923	(16,510)
Swiss Franc	Sale	12/16/09	700,465	721,004	(20,539)

TOTAL					$(138,586)

Open Forward Foreign Currency Cross
Contracts with Unrealized Gain	Expiration	Purchase	Sale	Unrealized
(Purchase/Sale)	Date	Current Value	Current Value	Gain

Australian Dollar/Canadian Dollar	12/16/09	$125,188	$125,347	$159
Australian Dollar/Euro	12/16/09	247,298	250,377	3,079
Canadian Dollar/Euro	12/16/09	519,472	522,455	2,983
Euro/British Pound	12/16/09	598,897	610,196	11,299
Euro/Swedish Krona	12/16/09	239,953	242,908	2,955
New Zealand Dollar/Euro	12/16/09	122,917	126,296	3,379
Norwegian Krone/Euro	12/16/09	395,091	400,243	5,152
Norwegian Krone/Swedish Krona	12/16/09	148,736	149,033	297
Swiss Franc/Euro	12/16/09	247,798	248,206	408

TOTAL				$29,711

Open Forward Foreign Currency Cross
Contracts with Unrealized Loss	Expiration	Purchase	Sale	Unrealized
(Purchase/Sale)	Date	Current Value	Current Value	Loss

Australian Dollar/New Zealand Dollar	12/16/09	$252,893	$251,570	$(1,323)
British Pound/Euro	12/16/09	149,257	148,128	(1,129)
Canadian Dollar/Euro	12/16/09	200,472	198,505	(1,967)
Canadian Dollar/Japanese Yen	12/16/09	149,777	145,713	(4,064)
Euro/Australian Dollar	12/16/09	509,367	494,595	(14,772)
Euro/Canadian Dollar	12/16/09	251,504	245,834	(5,670)
Euro/New Zealand Dollar	12/16/09	622,543	614,586	(7,957)
Euro/Norwegian Krone	12/16/09	252,138	244,746	(7,392)
New Zealand Dollar/Euro	12/16/09	197,546	197,519	(27)
Swedish Krona/Euro	12/16/09	245,834	244,102	(1,732)

TOTAL				$(46,033)

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
FORWARD SALES CONTRACT — At September 30, 2009, the Fund had the following forward sales contract:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FHLMC	5.000%	10/15/39	10/14/09	$1,000,000	$1,032,969
(Proceeds Receivable: $1,019,453)

FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(37)	December 2009	$(9,215,775)	$(39,081)
Eurodollars	1	March 2010	248,438	1,082
Eurodollars	1	June 2010	247,575	1,382
Eurodollars	1	December 2010	245,613	710
Eurodollars	1	March 2011	244,750	1,686
Eurodollars	1	June 2011	243,950	1,699
Eurodollars	1	September 2011	243,238	1,696
Eurodollars	1	December 2011	242,550	1,691
U.S. Treasury Bonds	7	December 2009	849,625	13,952
2 Year U.S. Treasury Notes	102	December 2009	22,130,812	113,356
5 Year U.S. Treasury Notes	(51)	December 2009	(5,920,781)	(31,635)
10 Year U.S. Treasury Notes	81	December 2009	9,584,578	148,855

TOTAL				$215,393

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$201,387,856

Gross unrealized gain	5,979,037
Gross unrealized loss	(19,764,463)

Net unrealized security loss	$(13,785,426)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.4%
Automobiles & Components — 0.5%
66,213	Ford Motor Co.*	$477,396
5,000	Harley-Davidson, Inc.	115,000
12,335	Johnson Controls, Inc.	315,282
4,800	The Goodyear Tire & Rubber Co.*	81,744

		989,422

Banks — 2.9%
13,500	BB&T Corp.	367,740
3,050	Comerica, Inc.	90,493
15,905	Fifth Third Bancorp	161,118
4,858	First Horizon National Corp.*	64,272
9,700	Hudson City Bancorp, Inc.	127,555
8,349	Huntington Bancshares, Inc.	39,324
15,300	KeyCorp	99,450
1,716	M&T Bank Corp.	106,941
6,100	Marshall & Ilsley Corp.	49,227
7,100	People’s United Financial, Inc.	110,476
9,557	PNC Financial Services Group, Inc.	464,375
23,325	Regions Financial Corp.	144,848
9,900	SunTrust Banks, Inc.	223,245
39,051	U.S. Bancorp	853,655
95,844	Wells Fargo & Co.	2,700,884
2,800	Zions Bancorporation	50,316

		5,653,919

Capital Goods — 7.4%
14,239	3M Co.	1,050,838
12,671	Caterpillar, Inc.	650,402
4,100	Cummins, Inc.	183,721
5,300	Danaher Corp.	356,796
8,779	Deere & Co.	376,795
3,901	Dover Corp.	151,203
3,400	Eaton Corp.	192,406
15,459	Emerson Electric Co.	619,597
2,800	Fastenal Co.	108,360
1,200	Flowserve Corp.	118,248
3,782	Fluor Corp.	192,315
7,906	General Dynamics Corp.	510,728
218,081	General Electric Co.	3,580,890
2,600	Goodrich Corp.	141,284
15,408	Honeywell International, Inc.	572,407
8,000	Illinois Tool Works, Inc.	341,680
3,800	ITT Corp.	198,170
2,600	Jacobs Engineering Group, Inc.*	119,470
2,400	L-3 Communications Holdings, Inc.	192,768
6,682	Lockheed Martin Corp.	521,731
7,400	Masco Corp.	95,608
6,592	Northrop Grumman Corp.	341,136
7,542	PACCAR, Inc.	284,409
2,400	Pall Corp.	77,472
3,348	Parker Hannifin Corp.	173,560
2,900	Precision Castparts Corp.	295,423
4,100	Quanta Services, Inc.*	90,733
8,064	Raytheon Co.	386,830
3,000	Rockwell Automation, Inc.	127,800
3,260	Rockwell Collins, Inc.	165,608
5,100	Textron, Inc.	96,798
14,867	The Boeing Co.	805,048

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
19,237	United Technologies Corp.	$1,172,110
1,328	W.W. Grainger, Inc.	118,670

		14,411,014

Commercial & Professional Services — 0.7%
2,400	Avery Dennison Corp.	86,424
2,800	Cintas Corp.	84,868
1,100	Dun & Bradstreet Corp.	82,852
2,750	Equifax, Inc.	80,135
3,600	Iron Mountain, Inc.*	95,976
2,600	Monster Worldwide, Inc.*	45,448
4,100	Pitney Bowes, Inc.	101,885
4,200	R.R. Donnelley & Sons Co.	89,292
6,710	Republic Services, Inc.	178,285
3,200	Robert Half International, Inc.	80,064
1,800	Stericycle, Inc.*	87,210
10,149	Waste Management, Inc.	302,643

		1,315,082

Consumer Durables & Apparel — 1.0%
1,261	Black & Decker Corp.	58,372
6,600	Coach, Inc.	217,272
5,800	D.R. Horton, Inc.	66,178
5,000	Eastman Kodak Co.	23,900
3,200	Fortune Brands, Inc.	137,536
1,100	Harman International Industries, Inc.	37,268
2,521	Hasbro, Inc.	69,958
1,500	KB HOME	24,915
3,100	Leggett & Platt, Inc.	60,140
3,100	Lennar Corp. Class A	44,175
7,351	Mattel, Inc.	135,699
5,633	Newell Rubbermaid, Inc.	88,382
8,059	NIKE, Inc. Class B	521,417
1,200	Polo Ralph Lauren Corp.	91,944
6,613	Pulte Homes, Inc.	72,677
1,103	Snap-On, Inc.	38,340
1,600	The Stanley Works	68,304
1,900	VF Corp.	137,617
1,459	Whirlpool Corp.	102,072

		1,996,166

Consumer Services — 1.7%
2,600	Apollo Group, Inc. Class A*	191,542
9,000	Carnival Corp.	299,520
3,000	Darden Restaurants, Inc.	102,390
1,300	DeVry, Inc.	71,916
7,000	H&R Block, Inc.	128,660
6,200	International Game Technology	133,176
5,146	Marriott International, Inc. Class A	141,978
22,337	McDonald’s Corp.	1,274,773
15,256	Starbucks Corp.*	315,036
3,900	Starwood Hotels & Resorts Worldwide, Inc.	128,817
3,426	Wyndham Worldwide Corp.	55,912
1,300	Wynn Resorts Ltd.*	92,157
9,697	Yum! Brands, Inc.	327,371

		3,263,248

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 8.3%
24,269	American Express Co.	$822,719
5,180	Ameriprise Financial, Inc.	188,189
177,504	Bank of America Corp.	3,003,368
9,433	Capital One Financial Corp.	337,041
266,905	Citigroup, Inc.	1,291,820
1,392	CME Group, Inc.	429,001
10,317	Discover Financial Services	167,445
12,000	E*Trade Financial Corp.*	21,000
2,000	Federated Investors, Inc. Class B	52,740
3,030	Franklin Resources, Inc.	304,818
1,500	IntercontinentalExchange, Inc.*	145,785
8,400	Invesco Ltd.	191,184
3,700	Janus Capital Group, Inc.	52,466
80,514	JPMorgan Chase & Co.	3,528,124
3,100	Legg Mason, Inc.	96,193
3,800	Leucadia National Corp.*	93,936
4,000	Moody’s Corp.	81,840
27,747	Morgan Stanley	856,827
5,000	Northern Trust Corp.	290,800
5,500	NYSE Euronext	158,895
9,671	SLM Corp.*	84,331
10,167	State Street Corp.	534,784
5,200	T. Rowe Price Group, Inc.	237,640
24,715	The Bank of New York Mellon Corp.	716,488
19,694	The Charles Schwab Corp.	377,140
10,443	The Goldman Sachs Group, Inc.(a)	1,925,167
2,800	The NASDAQ OMX Group, Inc.*	58,940

		16,048,681

Energy — 11.5%
10,118	Anadarko Petroleum Corp.	634,702
6,916	Apache Corp.	635,096
6,293	Baker Hughes, Inc.	268,460
5,800	BJ Services Co.	112,694
2,100	Cabot Oil & Gas Corp.	75,075
4,500	Cameron International Corp.*	170,190
13,217	Chesapeake Energy Corp.	375,363
41,084	Chevron Corp.	2,893,546
30,402	ConocoPhillips	1,372,954
3,700	Consol Energy, Inc.	166,907
4,900	Denbury Resources, Inc.*	74,137
9,116	Devon Energy Corp.	613,780
1,400	Diamond Offshore Drilling, Inc.	133,728
14,630	El Paso Corp.	150,982
3,000	ENSCO International, Inc.	127,620
5,193	EOG Resources, Inc.	433,668
98,436	Exxon Mobil Corp.	6,753,694
2,592	FMC Technologies, Inc.*	135,406
18,544	Halliburton Co.	502,913
6,000	Hess Corp.	320,760
14,408	Marathon Oil Corp.	459,615
1,700	Massey Energy Co.	47,413
4,000	Murphy Oil Corp.	230,280
5,800	Nabors Industries Ltd.*	121,220
8,618	National-Oilwell Varco, Inc.*	371,695
3,500	Noble Energy, Inc.	230,860
16,600	Occidental Petroleum Corp.	1,301,440

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
5,606	Peabody Energy Corp.	$208,655
2,500	Pioneer Natural Resources Co.	90,725
3,300	Range Resources Corp.	162,888
2,300	Rowan Companies, Inc.	53,061
24,533	Schlumberger Ltd.	1,462,167
4,600	Smith International, Inc.	132,020
7,100	Southwestern Energy Co.*	303,028
13,433	Spectra Energy Corp.	254,421
2,300	Sunoco, Inc.	65,435
3,000	Tesoro Corp.	44,940
12,183	The Williams Companies, Inc.	217,710
11,513	Valero Energy Corp.	223,237
11,900	XTO Energy, Inc.	491,708

		22,424,193

Food & Staples Retailing — 2.8%
8,887	Costco Wholesale Corp.	501,760
29,481	CVS/Caremark Corp.	1,053,651
8,600	Safeway, Inc.	169,592
4,273	SUPERVALU, Inc.	64,351
12,000	Sysco Corp.	298,200
13,432	The Kroger Co.	277,237
20,200	Walgreen Co.	756,894
44,301	Wal-Mart Stores, Inc.	2,174,736
3,000	Whole Foods Market, Inc.*	91,470

		5,387,891

Food, Beverage & Tobacco — 5.9%
42,680	Altria Group, Inc.	760,131
13,149	Archer-Daniels-Midland Co.	384,214
2,050	Brown-Forman Corp. Class B	98,851
4,000	Campbell Soup Co.	130,480
6,650	Coca-Cola Enterprises, Inc.	142,377
8,900	ConAgra Foods, Inc.	192,952
4,200	Constellation Brands, Inc. Class A*	63,630
3,300	Dean Foods Co.*	58,707
5,300	Dr. Pepper Snapple Group, Inc.*	152,375
6,700	General Mills, Inc.	431,346
6,500	H.J. Heinz Co.	258,375
1,500	Hormel Foods Corp.	53,280
5,200	Kellogg Co.	255,996
30,057	Kraft Foods, Inc. Class A	789,597
3,447	Lorillard, Inc.	256,112
2,700	McCormick & Co., Inc.	91,638
3,100	Molson Coors Brewing Co. Class B	150,908
2,725	Pepsi Bottling Group, Inc.	99,299
31,875	PepsiCo, Inc.	1,869,788
39,681	Philip Morris International, Inc.	1,934,052
3,545	Reynolds American, Inc.	157,823
14,000	Sara Lee Corp.	155,960
47,484	The Coca-Cola Co.	2,549,891
3,500	The Hershey Co.	136,010
2,434	The J.M. Smucker Co.	129,026
6,200	Tyson Foods, Inc. Class A	78,306

		11,381,124

Health Care Equipment & Services — 3.9%
8,789	Aetna, Inc.	244,598

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
5,960	AmerisourceBergen Corp.	$133,385
12,300	Baxter International, Inc.	701,223
4,923	Becton, Dickinson and Co.	343,379
30,506	Boston Scientific Corp.*	323,059
2,067	C.R. Bard, Inc.	162,487
7,232	Cardinal Health, Inc.	193,818
3,816	CareFusion Corp.*	83,189
5,519	CIGNA Corp.	155,029
3,100	Coventry Health Care, Inc.*	61,876
2,100	DaVita, Inc.*	118,944
3,200	DENTSPLY International, Inc.	110,528
5,646	Express Scripts, Inc.*	438,017
3,290	Hospira, Inc.*	146,734
3,500	Humana, Inc.*	130,550
3,954	IMS Health, Inc.	60,694
790	Intuitive Surgical, Inc.*	207,177
2,300	Laboratory Corp. of America Holdings*	151,110
5,364	McKesson Corp.	319,426
9,637	Medco Health Solutions, Inc.*	533,022
22,558	Medtronic, Inc.	830,134
2,081	Patterson Companies, Inc.*	56,707
3,200	Quest Diagnostics, Inc.	167,008
6,993	St. Jude Medical, Inc.*	272,797
5,800	Stryker Corp.	263,494
8,150	Tenet Healthcare Corp.*	47,922
23,662	UnitedHealth Group, Inc.	592,496
2,600	Varian Medical Systems, Inc.*	109,538
9,664	WellPoint, Inc.*	457,687
4,417	Zimmer Holdings, Inc.*	236,089

		7,652,117

Household & Personal Products — 2.7%
8,700	Avon Products, Inc.	295,452
10,286	Colgate-Palmolive Co.	784,616
8,440	Kimberly-Clark Corp.	497,791
2,800	The Clorox Co.	164,696
2,400	The Estee Lauder Companies, Inc. Class A	88,992
59,909	The Procter & Gamble Co.	3,469,930

		5,301,477

Insurance — 2.6%
9,692	Aflac, Inc.	414,236
2,841	American International Group, Inc.*	125,316
5,650	Aon Corp.	229,898
2,500	Assurant, Inc.	80,150
3,468	Cincinnati Financial Corp.	90,133
8,600	Genworth Financial, Inc. Class A	102,770
7,973	Hartford Financial Services Group, Inc.	211,284
6,258	Lincoln National Corp.	162,145
7,347	Loews Corp.	251,635
10,788	Marsh & McLennan Companies, Inc.	266,787
2,950	MBIA, Inc.*	22,892
16,881	MetLife, Inc.	642,660
6,532	Principal Financial Group, Inc.	178,911
9,548	Prudential Financial, Inc.	476,541
11,038	The Allstate Corp.	337,984
7,208	The Chubb Corp.	363,355

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
13,682	The Progressive Corp.*	$226,848
11,699	The Travelers Companies, Inc.	575,942
1,741	Torchmark Corp.	75,612
6,918	Unum Group	148,322
6,900	XL Capital Ltd. Class A	120,474

		5,103,895

Materials — 3.5%
4,300	Air Products & Chemicals, Inc.	333,594
1,700	Airgas, Inc.	82,229
2,200	AK Steel Holding Corp.	43,406
20,068	Alcoa, Inc.	263,292
2,151	Allegheny Technologies, Inc.	75,263
2,000	Ball Corp.	98,400
2,300	Bemis Co., Inc.	59,593
1,090	CF Industries Holdings, Inc.	93,991
18,438	E.I. du Pont de Nemours & Co.	592,597
1,400	Eastman Chemical Co.	74,956
4,912	Ecolab, Inc.	227,082
1,500	FMC Corp.	84,375
8,360	Freeport-McMoRan Copper & Gold, Inc.	573,580
1,700	International Flavors & Fragrances, Inc.	64,481
8,859	International Paper Co.	196,935
3,598	MeadWestvaco Corp.	80,271
11,254	Monsanto Co.	871,060
10,088	Newmont Mining Corp.	444,074
6,400	Nucor Corp.	300,864
3,400	Owens-Illinois, Inc.*	125,460
2,700	Pactiv Corp.*	70,335
3,400	PPG Industries, Inc.	197,914
6,300	Praxair, Inc.	514,647
3,316	Sealed Air Corp.	65,093
2,500	Sigma-Aldrich Corp.	134,950
23,613	The Dow Chemical Co.	615,591
1,500	Titanium Metals Corp.	14,385
2,920	United States Steel Corp.	129,560
2,400	Vulcan Materials Co.	129,768
4,392	Weyerhaeuser Co.	160,967

		6,718,713

Media — 2.6%
13,764	CBS Corp. Class B	165,856
58,715	Comcast Corp. Class A	991,696
5,071	Gannett Co., Inc.	63,438
900	Meredith Corp.	26,946
46,486	News Corp. Class A	557,367
6,348	Omnicom Group, Inc.	234,495
1,900	Scripps Networks Interactive, Inc. Class A	70,205
9,292	The DIRECTV Group, Inc.*	256,274
10,271	The Interpublic Group of Companies, Inc.*	77,238
6,508	The McGraw-Hill Companies, Inc.	163,611
2,200	The New York Times Co. Class A	17,864
38,229	The Walt Disney Co.	1,049,768
133	The Washington Post Co. Class B	62,255
7,296	Time Warner Cable, Inc.	314,385

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
24,292	Time Warner, Inc.	$699,124
12,344	Viacom, Inc. Class B*	346,126

		5,096,648

Pharmaceuticals, Biotechnology & Life Sciences — 9.0%
31,700	Abbott Laboratories	1,568,199
6,300	Allergan, Inc.	357,588
20,858	Amgen, Inc.*	1,256,277
6,015	Biogen Idec, Inc.*	303,878
40,638	Bristol-Myers Squibb Co.	915,168
9,300	Celgene Corp.*	519,870
1,400	Cephalon, Inc.*	81,536
20,642	Eli Lilly & Co.	681,805
6,300	Forest Laboratories, Inc.*	185,472
5,600	Genzyme Corp.*	317,688
18,600	Gilead Sciences, Inc.*	866,388
56,589	Johnson & Johnson	3,445,704
4,666	King Pharmaceuticals, Inc.*	50,253
3,670	Life Technologies Corp.*	170,838
43,129	Merck & Co., Inc.	1,364,170
1,200	Millipore Corp.*	84,396
6,400	Mylan, Inc.*	102,464
2,300	PerkinElmer, Inc.	44,252
138,408	Pfizer, Inc.	2,290,652
33,446	Schering-Plough Corp.	944,850
8,468	Thermo Fisher Scientific, Inc.*	369,798
2,000	Waters Corp.*	111,720
2,100	Watson Pharmaceuticals, Inc.*	76,944
27,246	Wyeth	1,323,611

		17,433,521

Real Estate — 1.1%
2,080	Apartment Investment & Management Co. Class A (REIT)	30,680
1,691	AvalonBay Communities, Inc. (REIT)	122,986
2,627	Boston Properties, Inc. (REIT)	172,200
4,300	CB Richard Ellis Group, Inc. Class A*	50,482
223	Developers Diversified Realty Corp. (REIT)	2,060
5,600	Equity Residential (REIT)	171,920
2,400	Health Care REIT, Inc. (REIT)	99,888
5,600	HCP, Inc. (REIT)	160,944
12,357	Host Hotels & Resorts, Inc. (REIT)	145,442
7,800	Kimco Realty Corp. (REIT)	101,712
3,500	Plum Creek Timber Co., Inc. (REIT)	107,240
9,300	ProLogis (REIT)	110,856
2,651	Public Storage, Inc. (REIT)	199,461
5,862	Simon Property Group, Inc. (REIT)	406,999
3,200	Ventas, Inc. (REIT)	123,200
3,193	Vornado Realty Trust (REIT)	205,648

		2,211,718

Retailing — 3.2%
1,777	Abercrombie & Fitch Co. Class A	58,428
6,668	Amazon.com, Inc.*	622,524
2,172	AutoNation, Inc.*	39,270
679	AutoZone, Inc.*	99,283

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
5,472	Bed Bath & Beyond, Inc.*	$205,419
7,050	Best Buy Co., Inc.	264,516
1,700	Big Lots, Inc.*	42,534
4,400	Expedia, Inc.*	105,380
2,700	Family Dollar Stores, Inc.	71,280
3,200	GameStop Corp. Class A*	84,704
3,398	Genuine Parts Co.	129,328
4,900	J.C. Penney Co., Inc.	165,375
6,219	Kohl’s Corp.*	354,794
5,700	Limited Brands, Inc.	96,843
30,100	Lowe’s Companies, Inc.	630,294
8,734	Macy’s, Inc.	159,745
3,224	Nordstrom, Inc.	98,461
5,100	Office Depot, Inc.*	33,762
2,800	O’Reilly Automotive, Inc.*	101,192
2,300	RadioShack Corp.	38,111
1,000	Sears Holdings Corp.*	65,310
14,797	Staples, Inc.	343,586
15,500	Target Corp.	723,540
9,650	The Gap, Inc.	206,510
34,894	The Home Depot, Inc.	929,576
1,900	The Sherwin-Williams Co.	114,304
8,493	The TJX Companies, Inc.	315,515
2,400	Tiffany & Co.	92,472

		6,192,056

Semiconductors & Semiconductor Equipment — 2.5%
11,600	Advanced Micro Devices, Inc.*	65,656
6,074	Altera Corp.	124,578
6,100	Analog Devices, Inc.	168,238
27,600	Applied Materials, Inc.	369,840
8,750	Broadcom Corp. Class A*	268,537
114,749	Intel Corp.	2,245,638
3,425	KLA-Tencor Corp.	122,820
4,600	Linear Technology Corp.	127,098
14,300	LSI Corp.*	78,507
4,800	MEMC Electronic Materials, Inc.*	79,824
3,600	Microchip Technology, Inc.	95,400
16,943	Micron Technology, Inc.*	138,933
4,400	National Semiconductor Corp.	62,788
1,865	Novellus Systems, Inc.*	39,128
11,250	NVIDIA Corp.*	169,087
3,400	Teradyne, Inc.*	31,450
26,058	Texas Instruments, Inc.	617,314
5,600	Xilinx, Inc.	131,152

		4,935,988

Software & Services — 6.9%
10,915	Adobe Systems, Inc.*	360,632
2,100	Affiliated Computer Services, Inc. Class A*	113,757
3,700	Akamai Technologies, Inc.*	72,816
4,900	Autodesk, Inc.*	116,620
10,300	Automatic Data Processing, Inc.	404,790
3,800	BMC Software, Inc.*	142,614
8,204	CA, Inc.	180,406
3,700	Citrix Systems, Inc.*	145,151

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
6,135	Cognizant Technology Solutions Corp. Class A*	$237,179
3,200	Computer Sciences Corp.*	168,672
4,700	Compuware Corp.*	34,451
2,900	Convergys Corp.*	28,826
22,844	eBay, Inc.*	539,347
6,700	Electronic Arts, Inc.*	127,635
4,000	Fidelity National Information Services, Inc.	102,040
3,250	Fiserv, Inc.*	156,650
4,936	Google, Inc. Class A*	2,447,516
6,800	Intuit, Inc.*	193,800
1,900	Mastercard, Inc. Class A	384,085
3,200	McAfee, Inc.*	140,128
159,103	Microsoft Corp.	4,119,177
7,400	Novell, Inc.*	33,374
80,037	Oracle Corp.	1,667,971
6,731	Paychex, Inc.	195,535
4,000	Red Hat, Inc.*	110,560
2,300	Salesforce.com, Inc.*	130,939
16,812	Symantec Corp.*	276,894
14,419	The Western Union Co.	272,807
4,100	Total System Services, Inc.	66,051
3,902	VeriSign, Inc.*	92,438
24,700	Yahoo!, Inc.*	439,907

		13,502,768

Technology Hardware & Equipment — 8.9%
6,996	Agilent Technologies, Inc.*	194,699
3,600	Amphenol Corp. Class A	135,648
18,309	Apple, Inc.*	3,393,939
1,585	Ciena Corp.*	25,804
118,262	Cisco Systems, Inc.*	2,783,887
31,625	Corning, Inc.	484,179
35,200	Dell, Inc.*	537,152
41,272	EMC Corp.*	703,275
3,200	FLIR Systems, Inc.*	89,504
2,700	Harris Corp.	101,520
48,641	Hewlett-Packard Co.	2,296,342
26,909	International Business Machines Corp.	3,218,585
3,783	Jabil Circuit, Inc.	50,730
4,625	JDS Uniphase Corp.*	32,884
10,600	Juniper Networks, Inc.*	286,412
1,600	Lexmark International, Inc. Class A*	34,464
2,725	Molex, Inc.	56,898
47,335	Motorola, Inc.	406,608
6,811	NetApp, Inc.*	181,717
2,300	QLogic Corp.*	39,560
34,020	QUALCOMM, Inc.	1,530,220
4,800	SanDisk Corp.*	104,160
14,914	Sun Microsystems, Inc.*	135,568
8,700	Tellabs, Inc.*	60,204
3,500	Teradata Corp.*	96,320
4,700	Western Digital Corp.*	171,691
17,800	Xerox Corp.	137,772

		17,289,742

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — 3.1%
8,140	American Tower Corp. Class A*	$296,296
121,033	AT&T, Inc.	3,269,101
6,127	CenturyTel, Inc.	205,867
6,600	Frontier Communications Corp.	49,764
5,400	MetroPCS Communications, Inc.*	50,544
30,363	Qwest Communications International, Inc.	115,683
58,610	Sprint Nextel Corp.*	231,509
58,170	Verizon Communications, Inc.	1,760,806
8,981	Windstream Corp.	90,978

		6,070,548

Transportation — 2.0%
5,422	Burlington Northern Santa Fe Corp.	432,838
3,500	C.H. Robinson Worldwide, Inc.	202,125
8,062	CSX Corp.	337,475
4,400	Expeditors International of Washington, Inc.	154,660
6,400	FedEx Corp.	481,408
7,635	Norfolk Southern Corp.	329,145
1,100	Ryder System, Inc.	42,966
15,218	Southwest Airlines Co.	146,093
10,420	Union Pacific Corp.	608,007
20,411	United Parcel Service, Inc. Class B	1,152,609

		3,887,326

Utilities — 3.7%
3,500	Allegheny Energy, Inc.	92,820
4,477	Ameren Corp.	113,179
9,791	American Electric Power Co., Inc.	303,423
7,198	CenterPoint Energy, Inc.	89,471
5,000	CMS Energy Corp.	67,000
5,500	Consolidated Edison, Inc.	225,170
4,177	Constellation Energy Group, Inc.	135,209
12,147	Dominion Resources, Inc.	419,072
3,400	DTE Energy Co.	119,476
26,393	Duke Energy Corp.	415,426
11,397	Dynegy, Inc. Class A*	29,062
6,569	Edison International	220,587
4,048	Entergy Corp.	323,273
2,700	EQT Corp.	115,020
13,581	Exelon Corp.	673,889
6,334	FirstEnergy Corp.	289,590
8,346	FPL Group, Inc.	460,950
1,431	Integrys Energy Group, Inc.	51,359
1,000	Nicor, Inc.	36,590
5,900	NiSource, Inc.	81,951
3,690	Northeast Utilities	87,601
4,300	Pepco Holdings, Inc.	63,984
7,731	PG&E Corp.	313,028
2,000	Pinnacle West Capital Corp.	65,640
7,551	PPL Corp.	229,097
5,777	Progress Energy, Inc.	225,650
10,442	Public Service Enterprise Group, Inc.	328,296
3,650	Questar Corp.	137,094
2,400	SCANA Corp.	83,760
5,113	Sempra Energy	254,679
16,267	Southern Co.	515,176

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Utilities — (continued)
4,500	TECO Energy, Inc.	$63,360
13,900	The AES Corp.*	205,998
2,400	Wisconsin Energy Corp.	108,408
9,610	Xcel Energy, Inc.	184,896

		7,129,184

TOTAL COMMON STOCKS		$191,396,441

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Obligation(b)(c) — 0.2%
United States Treasury Bill
$355,000	0.000%	12/10/09	$354,955

Shares	Rate	Value
Investment Company(d) — 0.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,551,998	0.131%	$1,551,998

TOTAL INVESTMENTS — 99.4%		$193,303,394

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		1,162,769

NET ASSETS — 100.0%		$194,466,163

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P500 E-mini	59	December 2009	$3,106,055	$46,182

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$212,345,452

Gross unrealized gain	20,990,733
Gross unrealized loss	(40,032,791)

Net unrealized security loss	$(19,042,058)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 61.6%
Adjustable Rate FHLMC(a) — 1.5%
$643,208	4.846%	09/01/35	$665,706
465,885	4.707	10/01/35	489,091

			1,154,797

Adjustable Rate FNMA(a) — 1.8%
266,921	3.335	05/01/33	273,814
544,858	3.055	05/01/35	552,604
524,424	5.105	12/01/35	548,030

			1,374,448

Adjustable Rate Non-Agency(a) — 6.3%
First Horizon Alternative Mortgage Securities Series 2005-AA7, Class 2A1
508,414	5.397	09/25/35	346,460
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
516,578	5.914	08/19/36	311,100
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
492,319	0.466	04/25/46	242,674
J.P. Morgan Mortgage Trust Series 2007-A1, Class 2A2
583,459	4.279	07/25/35	526,513
Lehman XS Trust Series 2007-4N, Class 3A2A
795,041	1.801	03/25/47	382,454
Luminent Mortgage Trust Series 2006-2, Class A1A
537,083	0.446	02/25/46	279,799
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
1,000,000	5.149	12/25/35	600,350
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
498,750	1.901	01/25/46	269,277
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
928,090	6.521	11/25/37	405,284
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
801,810	2.401	08/25/47	417,761
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
1,000,000	4.826	09/25/35	696,060
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
689,927	1.821	09/25/46	324,727

			4,802,459

Collateralized Mortgage Obligations — 7.3%
Interest Only(a)(b) — 0.0%
FNMA Series 2004-47, Class EI
325,730	0.000	06/25/34	3,602
FNMA Series 2004-62, Class DI
147,828	0.000	07/25/33	2,143

			5,745

Planned Amortization Class — 2.6%
FHLMC Series 2003-2719, Class GC
1,999,322	5.000	06/15/26	2,000,320

Regular Floater(a) — 2.1%
FHLMC Series 2007-3325, Class SX(c)
57,076	0.000	06/15/37	53,218

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(a) — (continued)
FNMA Series 2007-2, Class FM
$727,279	0.496%	02/25/37	$709,082
FNMA Series 2007-20, Class FP
764,740	0.546	03/25/37	743,906
FNMA Series 2007-53, Class UF(c)
59,213	0.000	06/25/37	62,445

			1,568,651

Sequential Fixed Rate — 2.6%
Banc of America Funding Corp. Series 2007-8, Class 2A1
661,252	7.000	10/25/37	469,571
FHLMC Series 2007-3284, Class CA
592,990	5.000	10/15/21	626,295
FNMA Series 2007-36, Class AB
843,022	5.000	11/25/21	889,147

			1,985,013

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$5,559,729

Commercial Mortgage-Backed Security — 0.6%
Adjustable Rate Non-Agency(a) — 0.6%
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
$500,000	5.903%	09/11/38	$495,848

Federal Agencies — 44.1%

FHLMC — 6.8%
$6,066	10.000%	03/01/21	$6,712
13,234	6.500	06/01/23	14,109
22,022	6.000	11/01/36	23,384
2,096	5.500	01/01/37	2,204
10,725	5.500	03/01/37	11,344
43,764	5.500	04/01/37	46,218
4,882	5.500	06/01/37	5,168
61,853	5.500	07/01/37	65,037
4,869	5.500	08/01/37	5,120
101,118	6.000	11/01/37	107,323
62,434	5.500	12/01/37	65,808
92,514	5.500	02/01/38	97,581
156,975	5.500	04/01/38	165,498
22,880	6.000	04/01/38	24,284
798,851	5.500	05/01/38	840,345
515,496	5.500	06/01/38	544,628
134,703	5.500	08/01/38	141,723
19,549	6.000	09/01/38	20,736
32,689	5.500	10/01/38	34,497
420,717	5.500	12/01/38	442,838
54,061	5.500	01/01/39	56,904
20,758	5.500	02/01/39	21,850
23,810	6.000	02/01/39	25,256
8,211	5.500	04/01/39	8,701
196,054	5.000	05/01/39	203,712
1,878,495	5.000	06/01/39	1,946,292
298,373	5.000	07/01/39	309,717

			5,236,989

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — 34.4%
$3,292	5.000%	02/01/14	$3,417
50,452	5.000	11/01/17	53,304
234,389	5.000	12/01/17	247,639
193,407	5.000	01/01/18	204,340
80,588	5.000	02/01/18	85,597
209,158	5.000	03/01/18	222,158
665,070	5.000	04/01/18	706,409
328,710	5.000	05/01/18	349,142
675,710	5.000	06/01/18	717,710
18,726	5.000	07/01/18	19,890
1,165,807	4.000	09/01/18	1,214,116
438,017	5.000	11/01/18	465,243
565,979	5.000	12/01/18	601,159
40,575	5.000	01/01/19	43,097
103,571	5.000	02/01/19	109,701
445,673	5.000	03/01/19	472,050
881,670	5.500	03/01/19	944,489
399,499	5.000	04/01/19	423,144
512,989	5.000	06/01/19	544,876
317,904	6.000	09/01/19	340,942
482,106	5.000	12/01/19	510,887
396,780	6.000	12/01/20	425,534
16,362	8.000	09/01/21	18,122
25,711	5.000	04/01/23	26,978
779,957	4.500	06/01/23	809,418
95,697	5.000	06/01/23	100,411
79	6.000	03/01/32	84
175,629	5.500	03/01/33	184,589
177,870	5.500	04/01/33	186,945
145,945	5.500	05/01/33	153,391
7,624	6.000	05/01/33	8,115
25,219	5.500	06/01/33	26,505
296,251	5.500	07/01/33	311,365
33,378	5.000	08/01/33	34,618
3,421	6.000	12/01/33	3,639
252,174	5.500	01/01/34	265,039
147,719	5.500	06/01/34	155,255
2,494	6.000	12/01/34	2,651
5,683	6.000	04/01/35	6,038
29,737	6.000	07/01/35	31,598
69,008	6.000	11/01/35	73,240
89,571	6.000	01/01/36	95,177
7,936	6.000	02/01/36	8,415
28,447	6.500	03/01/36	30,406
20,134	6.000	09/01/36	21,394
214,221	6.000	10/01/36	227,626
308,881	6.000	11/01/36	327,872
18,143	5.500	01/01/37	19,072
67,169	6.000	01/01/37	71,299
99,270	5.500	04/01/37	104,323
401,333	5.500	05/01/37	421,805
336,626	5.500	07/01/37	352,580
280,526	6.000	08/01/37	297,712
285,406	6.000	09/01/37	302,821
20,354	6.000	10/01/37	21,596

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$39,353	6.000%	11/01/37	$41,754
57,372	5.500	02/01/38	60,525
350,375	5.000	03/01/38	362,911
773,919	5.500	03/01/38	811,522
773,602	6.000	03/01/38	820,804
171,586	5.500	04/01/38	180,672
212,028	5.500	05/01/38	223,597
572,980	5.500	06/01/38	604,007
140,803	5.500	07/01/38	148,608
255,863	5.500	08/01/38	269,229
435,671	6.000	08/01/38	461,982
140,437	5.500	09/01/38	148,032
88,799	5.500	10/01/38	93,356
404,927	6.000	10/01/38	429,381
398,604	6.000	11/01/38	422,676
87,798	5.500	12/01/38	92,363
77,498	5.500	01/01/39	81,527
24,892	6.000	01/01/39	26,395
1,108,153	6.000	02/01/39	1,175,768
198,383	5.000	05/01/39	205,832
69,307	4.500	06/01/39	70,433
55,327	5.000	06/01/39	57,393
143,290	5.000	07/01/39	148,756
30,121	4.500	08/01/39	30,611
100,000	4.500	09/01/39	101,625
317,966	5.000	09/01/39	329,116
300,000	4.500	10/01/39	304,751
1,082,034	5.000	10/01/39	1,122,302
1,000,000	4.500	TBA-30yr(d)	1,012,813
1,000,000	5.500	TBA-30yr(d)	1,046,016
2,000,000	6.000	TBA-30yr(d)	2,088,750

			26,378,450

GNMA — 2.9%
544,308	6.000	12/15/38	576,244
43,781	4.500	05/15/39	44,535
111,716	5.000	05/15/39	116,255
33,792	4.500	06/15/39	34,374
486,427	5.000	06/15/39	506,313
919,549	4.500	07/15/39	935,389

			2,213,110

TOTAL FEDERAL AGENCIES			$33,828,549

TOTAL MORTGAGE-BACKED OBLIGATIONS			$47,215,830

Agency Debentures — 16.6%
FFCB
$500,000	5.400%	06/08/17	$554,002
FHLMC
1,400,000	2.050	03/09/11	1,409,188
3,500,000	1.750	07/27/11	3,515,377
1,500,000	5.125	11/17/17	1,665,327

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FNMA
$1,500,000	2.050%	04/01/11	$1,511,043
1,000,000	1.700	04/29/11	1,004,915
1,200,000	4.600	06/05/18	1,250,909
Private Export Funding Corp.
1,100,000	3.050	10/15/14	1,106,710
Tennessee Valley Authority(e)
700,000	5.375	04/01/56	745,167

TOTAL AGENCY DEBENTURES			$12,762,638

Asset-Backed Securities — 1.1%
Credit Card — 0.7%
Chase Issuance Trust Series 2005-A11, Class A(a)
$500,000	0.313%	12/15/14	$490,368

Home Equity — 0.4%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
61,446	7.000	09/25/37	36,401
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
68,784	7.000	09/25/37	28,541
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(a)
320,295	1.446	11/20/36	260,240

			325,182

TOTAL ASSET-BACKED SECURITIES			$815,550

Government Guarantee Obligations(f) — 6.7%
Citigroup, Inc.(a)
$840,000	0.859%	12/09/10	$847,135
Citigroup Funding, Inc.
500,000	1.875	10/22/12	501,312
800,000	1.875	11/15/12	800,516
500,000	2.250	12/10/12	506,931
General Electric Capital Corp.
400,000	2.000	09/28/12	402,229
500,000	2.125	12/21/12	504,542
800,000	2.625	12/28/12	820,360
PNC Funding Corp.
750,000	2.300	06/22/12	763,466

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$5,146,491

U.S. Treasury Obligations — 7.3%
United States Treasury Bond
$200,000	4.250%	05/15/39	$206,948
United States Treasury Inflation Protected Securities
1,300,000	0.875	04/15/10	1,478,236
100,000	3.500	01/15/11	128,915
300,000	1.625	01/15/15	344,690
700,000	2.000	01/15/16	787,996
300,000	2.500	07/15/16	342,898
50,000	3.625	04/15/28	82,301

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Principal-Only STRIPS(g)
$1,800,000	0.000%	08/15/20	$1,187,388
300,000	0.000	08/15/26	146,926
1,100,000	0.000	11/15/26	533,027
800,000	0.000	11/15/27	372,256

TOTAL U.S. TREASURY OBLIGATIONS			$5,611,581

Shares	Rate	Value
Investment Company(a) — 13.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
10,010,283	0.131%	$10,010,283

TOTAL INVESTMENTS — 106.4%		$81,562,373

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(4,924,367)

NET ASSETS — 100.0%		$76,638,006

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities, (excluding forward sales contracts, if any) amounts to $4,147,579, which represents approximately 5.4% of net assets as of September 30, 2009.
(e) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(f) This debt is guaranteed under the Federal Deposit Insurance Corporation’s Temporary Liquidity Guarantee Program and is backed by full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(g) Security issued with zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Inter Bank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(15)	December 2009	$(3,736,125)	$(15,871)
Eurodollars	6	March 2010	1,490,625	5,310
U.S. Treasury Bonds	(5)	December 2009	(606,875)	(16,716)
2 Year U.S. Treasury Notes	47	December 2009	10,197,531	41,630
5 Year U.S. Treasury Notes	33	December 2009	3,831,094	23,029
10 Year U.S. Treasury Notes	44	December 2009	5,206,438	73,105

TOTAL				$110,487

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$83,426,435

Gross unrealized gain	2,053,847
Gross unrealized loss	(3,917,909)

Net unrealized security loss	$(1,864,062)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 95.9%
Automobiles & Components — 1.4%
431,200	Ford Motor Co.*	$3,108,952
326,053	Johnson Controls, Inc.	8,333,915

		11,442,867

Banks — 1.7%
114,000	HSBC Holdings PLC ADR(a)	6,537,900
59,300	M&T Bank Corp.(a)	3,695,576
289,100	New York Community Bancorp, Inc.(a)	3,301,522

		13,534,998

Capital Goods — 5.0%
237,100	Emerson Electric Co.	9,502,968
406,600	Honeywell International, Inc.	15,105,190
284,700	The Boeing Co.(a)	15,416,505

		40,024,663

Commercial & Professional Services — 0.5%
126,366	Waste Management, Inc.	3,768,234

Consumer Durables & Apparel — 0.8%
382,000	Newell Rubbermaid, Inc.	5,993,580

Consumer Services — 0.2%
77,424	H&R Block, Inc.	1,423,053

Diversified Financials — 12.2%
1,647,600	Bank of America Corp.	27,877,392
99,000	Franklin Resources, Inc.	9,959,400
179,100	Invesco Ltd.	4,076,316
809,052	JPMorgan Chase & Co.	35,452,659
250,900	Morgan Stanley	7,747,792
219,500	State Street Corp.	11,545,700

		96,659,259

Energy — 17.1%
237,800	BP PLC ADR	12,658,094
253,400	Chevron Corp.	17,846,962
202,043	Devon Energy Corp.	13,603,555
184,379	EOG Resources, Inc.	15,397,490
214,323	Exxon Mobil Corp.	14,704,701
289,900	Halliburton Co.	7,862,088
277,582	Hess Corp.	14,839,534
327,079	Occidental Petroleum Corp.	25,642,994
119,700	Schlumberger Ltd.	7,134,120
70,000	Transocean Ltd.*	5,987,100

		135,676,638

Food & Staples Retailing — 0.9%
147,606	Wal-Mart Stores, Inc.	7,245,978

Food, Beverage & Tobacco — 5.8%
102,900	General Mills, Inc.	6,624,702
391,538	Philip Morris International, Inc.	19,083,562
102,599	The Coca-Cola Co.	5,509,567
514,670	Unilever NV (New York Registered)	14,853,376

		46,071,207

Health Care Equipment & Services — 2.8%
191,118	Baxter International, Inc.	10,895,637
77,200	Becton, Dickinson and Co.	5,384,700
140,300	Covidien PLC	6,069,378

		22,349,715

Household & Personal Products — 1.3%
34,019	The Clorox Co.	2,000,998

Shares	Description	Value
Common Stocks — (continued)
Household & Personal Products — (continued)
140,700	The Procter & Gamble Co.	$8,149,344

		10,150,342

Insurance — 7.9%
281,700	Aflac, Inc.	12,039,858
93,100	Everest Re Group Ltd.	8,164,870
260,200	Marsh & McLennan Companies, Inc.	6,434,746
169,800	Prudential Financial, Inc.	8,474,718
265,075	The Allstate Corp.	8,116,597
392,928	The Travelers Companies, Inc.	19,343,845

		62,574,634

Materials — 4.1%
103,300	Freeport-McMoRan Copper & Gold, Inc.	7,087,413
629,900	The Dow Chemical Co.	16,421,493
199,200	United States Steel Corp.	8,838,504

		32,347,410

Media — 4.5%
1,122,100	Comcast Corp. Class A	18,952,269
448,400	DISH Network Corp. Class A*	8,636,184
282,600	Viacom, Inc. Class B*	7,924,104

		35,512,557

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
239,900	Biogen Idec, Inc.*	12,119,748
65,000	Genzyme Corp.*	3,687,450
482,034	Johnson & Johnson	29,351,050
176,021	Wyeth	8,551,100

		53,709,348

Real Estate Investment Trust — 2.3%
205,800	Annaly Capital Management, Inc.(a)	3,733,212
66,200	Federal Realty Investment Trust(a)	4,062,694
165,400	Health Care REIT, Inc.	6,883,948
480,400	MFA Financial, Inc.	3,823,984

		18,503,838

Retailing — 5.1%
140,000	J.C. Penney Co., Inc.	4,725,000
106,300	Kohl’s Corp.*	6,064,415
413,600	Staples, Inc.	9,603,792
108,500	Target Corp.	5,064,780
282,700	The Home Depot, Inc.	7,531,128
207,400	The TJX Companies, Inc.	7,704,910

		40,694,025

Semiconductors & Semiconductor Equipment — 1.2%
181,500	Intel Corp.	3,551,955
170,500	Lam Research Corp.*	5,824,280

		9,376,235

Technology Hardware & Equipment — 3.8%
510,900	Cisco Systems, Inc.*	12,026,586
379,499	Hewlett-Packard Co.	17,916,148

		29,942,734

Telecommunication Services — 4.2%
233,591	CenturyTel, Inc.	7,848,658
693,100	Koninklijke KPN NV ADR	11,526,253

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
3,443,549	Sprint Nextel Corp.*	$13,602,018

		32,976,929

Transportation — 0.5%
89,200	Norfolk Southern Corp.	3,845,412

Utilities — 5.8%
220,513	American Electric Power Co., Inc.	6,833,698
85,806	Edison International	2,881,366
224,169	Entergy Corp.	17,902,136
219,338	FirstEnergy Corp.	10,028,133
276,656	PPL Corp.	8,393,743

		46,039,076

TOTAL COMMON STOCKS		$759,862,732

	Interest
Shares	Rate	Value
Preferred Stock — 0.9%
JPMorgan Chase & Co.
7,936,000	7.900%	$7,619,909

Shares	Rate	Value
Investment Company(b) — 3.0%
JPMorgan U.S. Government Money Market Fund — Capital Shares
23,552,470	0.131%	$23,552,470

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$791,035,111

Securities Lending Reinvestment Vehicle(b)(c) — 2.8%
Boston Global Investment Trust — Enhanced Portfolio
22,237,348	0.177%	$22,215,110

TOTAL INVESTMENTS — 102.6%		$813,250,221

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(20,691,191)

NET ASSETS — 100.0%		$792,559,030

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(c) Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH AND INCOME FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$753,050,225

Gross unrealized gain	82,576,162
Gross unrealized loss	(22,376,166)

Net unrealized security gain	$60,199,996

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.1%
Automobiles & Components — 1.3%
111,700	Gentex Corp.	$1,580,555

Banks — 2.1%
166,900	People’s United Financial, Inc.	2,596,964

Capital Goods — 4.7%
20,400	Alliant Techsystems, Inc.*	1,588,140
72,300	Kennametal, Inc.	1,779,303
27,690	Rockwell Automation, Inc.	1,179,594
24,300	Roper Industries, Inc.	1,238,814

		5,785,851

Commercial & Professional Services* — 1.9%
70,900	Iron Mountain, Inc.	1,890,194
9,300	Stericycle, Inc.	450,585

		2,340,779

Consumer Durables & Apparel — 5.9%
85,100	Coach, Inc.	2,801,492
39,710	Fortune Brands, Inc.	1,706,736
92,200	Newell Rubbermaid, Inc.	1,446,618
16,500	Polo Ralph Lauren Corp.	1,264,230

		7,219,076

Consumer Services — 2.6%
45,595	Marriott International, Inc. Class A(a)	1,257,966
63,200	Pinnacle Entertainment, Inc.*	644,008
37,800	Starwood Hotels & Resorts Worldwide, Inc.	1,248,534

		3,150,508

Diversified Financials — 6.2%
23,600	IntercontinentalExchange, Inc.*	2,293,684
43,100	Northern Trust Corp.	2,506,696
136,600	SLM Corp.*	1,191,152
81,700	TD Ameritrade Holding Corp.*	1,602,954

		7,594,486

Energy — 7.2%
80,700	Cameron International Corp.*	3,052,074
34,700	Continental Resources, Inc.*(a)	1,359,199
17,100	Core Laboratories NV(a)	1,762,839
39,100	Dresser-Rand Group, Inc.*	1,214,837
24,100	Whiting Petroleum Corp.*(a)	1,387,678

		8,776,627

Food, Beverage & Tobacco — 1.6%
52,100	Hansen Natural Corp.*	1,914,154

Health Care Equipment & Services — 9.3%
37,505	C.R. Bard, Inc.	2,948,268
35,200	Emdeon, Inc. Class A*	570,240
28,700	Express Scripts, Inc.*	2,226,546
30,700	Henry Schein, Inc.*	1,685,737
73,400	St. Jude Medical, Inc.*	2,863,334
20,500	Zimmer Holdings, Inc.*	1,095,725

		11,389,850

Household & Personal Products — 5.6%
67,000	Avon Products, Inc.	2,275,320
37,200	Chattem, Inc.*(a)	2,470,452
31,500	Energizer Holdings, Inc.*	2,089,710

		6,835,482

Shares	Description	Value
Common Stocks — (continued)
Materials — 1.9%
49,600	Ecolab, Inc.	$2,293,008

Media — 1.2%
51,300	Lamar Advertising Co. Class A*	1,407,672

Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
130,200	Amylin Pharmaceuticals, Inc.*(a)	1,782,438
17,200	Biogen Idec, Inc.*	868,944
70,490	Charles River Laboratories International, Inc.*	2,606,720
15,400	Covance, Inc.*	833,910
17,300	Millipore Corp.*	1,216,709
36,300	Shire PLC ADR	1,898,127
34,100	Talecris Biotherapeutics Holdings Corp.*	647,900

		9,854,748

Real Estate* — 2.2%
224,500	CB Richard Ellis Group, Inc. Class A	2,635,630

Retailing — 11.0%
32,900	Bed Bath & Beyond, Inc.*	1,235,066
60,800	Dick’s Sporting Goods, Inc.*	1,361,920
34,600	GameStop Corp. Class A*	915,862
42,431	Netflix, Inc.*(a)	1,959,039
114,700	PetSmart, Inc.	2,494,725
106,300	Staples, Inc.	2,468,286
48,400	Tiffany & Co.	1,864,852
39,200	Urban Outfitters, Inc.*	1,182,664

		13,482,414

Semiconductors & Semiconductor Equipment — 5.0%
37,100	Altera Corp.	760,921
85,000	Broadcom Corp. Class A*	2,608,650
62,800	FormFactor, Inc.*	1,502,176
44,700	Linear Technology Corp.	1,235,061

		6,106,808

Software & Services — 10.6%
26,100	Citrix Systems, Inc.*	1,023,903
56,120	Cognizant Technology Solutions Corp. Class A*	2,169,599
48,100	Electronic Arts, Inc.*	916,305
35,600	Equinix, Inc.*(a)	3,275,200
63,400	Global Payments, Inc.	2,960,780
19,800	Salesforce.com, Inc.*(a)	1,127,214
80,500	The Western Union Co.	1,523,060

		12,996,061

Technology Hardware & Equipment — 3.8%
71,620	Amphenol Corp. Class A	2,698,642
71,200	FLIR Systems, Inc.*(a)	1,991,464

		4,690,106

Telecommunication Services* — 5.4%
73,600	American Tower Corp. Class A	2,679,040
53,500	Crown Castle International Corp.	1,677,760
161,800	tw telecom, inc.	2,176,210

		6,533,010

Transportation — 0.5%
10,700	C.H. Robinson Worldwide, Inc.	617,925

TOTAL COMMON STOCKS		$119,801,714

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Rate	Value
Investment Company(b) — 1.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,856,134	0.131%	$1,856,134

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$121,657,848

Securities Lending Reinvestment Vehicle(b)(c) — 11.4%
Boston Global Investment Trust — Enhanced Portfolio
13,893,056	0.177%	$13,879,163

TOTAL INVESTMENTS — 111.0%		$135,537,011

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.0)%		(13,376,994)

NET ASSETS — 100.0%		$122,160,017

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(c) Represents an affiliated issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$130,861,909

Gross unrealized gain	12,441,532
Gross unrealized loss	(7,766,430)

Net unrealized security gain	$4,675,102

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.8%
Automobiles & Components — 0.8%
296,759	Johnson Controls, Inc.	$7,585,160

Banks — 3.2%
318,700	Comerica, Inc.	9,455,829
47,430	M&T Bank Corp.(a)	2,955,837
347,842	New York Community Bancorp, Inc.(a)	3,972,356
614,100	SunTrust Banks, Inc.	13,847,955

		30,231,977

Capital Goods — 5.3%
263,000	BE Aerospace, Inc.*	5,296,820
171,294	Cooper Industries PLC Class A	6,435,516
213,700	Cummins, Inc.	9,575,897
225,481	Eaton Corp.	12,759,970
101,971	Lennox International, Inc.	3,683,192
166,354	Parker Hannifin Corp.	8,623,791
133,100	Pentair, Inc.	3,929,112

		50,304,298

Commercial & Professional Services — 1.4%
61,800	Corrections Corp of America*	1,399,770
107,721	Iron Mountain, Inc.*(a)	2,871,842
354,261	Republic Services, Inc.	9,412,715

		13,684,327

Consumer Durables & Apparel — 4.1%
157,606	Fortune Brands, Inc.	6,773,906
71,000	Mohawk Industries, Inc.*	3,385,990
816,300	Newell Rubbermaid, Inc.	12,807,747
17,700	NVR, Inc.*(a)	11,281,449
138,800	Snap-On, Inc.	4,824,688

		39,073,780

Consumer Services — 1.3%
87,560	H&R Block, Inc.	1,609,353
313,700	Starwood Hotels & Resorts Worldwide, Inc.	10,361,511

		11,970,864

Diversified Financials — 4.6%
834,100	Invesco Ltd.	18,984,116
496,200	Janus Capital Group, Inc.	7,036,116
243,200	Raymond James Financial, Inc.(a)	5,661,696
1,322,630	SLM Corp.*	11,533,333

		43,215,261

Energy — 11.6%
65,300	Core Laboratories NV(a)	6,731,777
246,100	Dril-Quip, Inc.*	12,216,404
171,700	Helmerich & Payne, Inc.	6,787,301
607,328	Newfield Exploration Co.*	25,847,880
284,700	Noble Energy, Inc.	18,778,812
296,300	Oil States International, Inc.*	10,409,019
275,711	Range Resources Corp.	13,609,095
253,700	Whiting Petroleum Corp.*(a)	14,608,046

		108,988,334

Food & Staples Retailing — 0.9%
132,200	BJ’s Wholesale Club, Inc.*	4,788,284
200,100	Safeway, Inc.	3,945,972

		8,734,256

Shares	Description	Value
Common Stocks — (continued)
Food, Beverage & Tobacco — 2.8%
78,778	Campbell Soup Co.	$2,569,738
188,882	Coca-Cola Enterprises, Inc.	4,043,964
314,482	ConAgra Foods, Inc.	6,817,970
165,100	Molson Coors Brewing Co. Class B	8,037,068
91,700	The J.M. Smucker Co.	4,861,017

		26,329,757

Health Care Equipment & Services — 4.2%
440,300	Aetna, Inc.	12,253,549
35,400	Becton, Dickinson and Co.	2,469,150
84,300	C.R. Bard, Inc.	6,626,823
126,270	Edwards Lifesciences Corp.*	8,827,536
267,500	Kinetic Concepts, Inc.*(a)	9,892,150

		40,069,208

Household & Personal Products — 1.5%
31,505	Alberto-Culver Co.	872,058
40,000	Energizer Holdings, Inc.*	2,653,600
174,639	The Clorox Co.(a)	10,272,266

		13,797,924

Insurance — 13.7%
141,594	Arch Capital Group Ltd.*	9,563,259
162,089	Everest Re Group Ltd.	14,215,205
388,500	Genworth Financial, Inc. Class A	4,642,575
482,300	Hartford Financial Services Group, Inc.	12,780,950
331,700	Lincoln National Corp.	8,594,347
646,200	Marsh & McLennan Companies, Inc.	15,980,526
478,200	Principal Financial Group, Inc.	13,097,898
710,100	The Progressive Corp.*	11,773,458
796,099	W.R. Berkley Corp.	20,125,383
328,852	Willis Group Holdings Ltd.	9,280,203
545,600	XL Capital Ltd. Class A	9,526,176

		129,579,980

Materials — 8.2%
197,300	Airgas, Inc.	9,543,401
200,700	Celanese Corp. Class A	5,017,500
320,800	Cliffs Natural Resources, Inc.	10,381,088
167,500	FMC Corp.	9,421,875
714,500	Huntsman Corp.	6,509,095
269,200	Pactiv Corp.*	7,012,660
186,100	Terra Industries, Inc.	6,452,087
289,800	United States Steel Corp.(a)	12,858,426
181,300	Vulcan Materials Co.(a)	9,802,891

		76,999,023

Media — 4.7%
372,200	CBS Corp. Class B	4,485,010
1,042,700	DISH Network Corp. Class A*	20,082,402
299,800	Lamar Advertising Co. Class A*	8,226,512
404,400	Viacom, Inc. Class B*	11,339,376

		44,133,300

Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
85,400	Biogen Idec, Inc.*	4,314,408

Real Estate Investment Trust — 5.9%
128,918	Alexandria Real Estate Equities, Inc.(a)	7,006,693
176,602	Boston Properties, Inc.	11,576,261
49,900	Digital Realty Trust, Inc.	2,280,929

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trust - (continued)
448,800	Douglas Emmett, Inc.	$5,511,264
81,600	Essex Property Trust, Inc.(a)	6,493,728
108,000	Federal Realty Investment Trust(a)	6,627,960
805,096	Host Hotels & Resorts, Inc.	9,475,980
174,600	Regency Centers Corp.	6,468,930

		55,441,745

Retailing — 5.7%
386,601	J.C. Penney Co., Inc.	13,047,784
115,800	Kohl’s Corp.*	6,606,390
789,600	Liberty Media Corp. — Interactive Class A*	8,661,912
166,683	Ross Stores, Inc.	7,962,447
276,300	The TJX Companies, Inc.	10,264,545
231,900	Urban Outfitters, Inc.*	6,996,423

		53,539,501

Semiconductors & Semiconductor Equipment — 1.7%
134,500	Linear Technology Corp.	3,716,235
646,500	ON Semiconductor Corp.*	5,333,625
745,500	Teradyne, Inc.*(a)	6,895,875

		15,945,735

Software & Services* — 2.2%
651,600	IAC/InterActiveCorp	13,155,804
555,800	Parametric Technology Corp.	7,681,156

		20,836,960

Technology Hardware & Equipment — 3.0%
124,569	Amphenol Corp. Class A	4,693,760
552,600	CommScope, Inc.*	16,539,318
156,500	Lexmark International, Inc. Class A*	3,371,010
443,300	Xerox Corp.	3,431,142

		28,035,230

Telecommunication Services — 1.8%
212,258	CenturyTel, Inc.	7,131,869
2,431,700	Sprint Nextel Corp.*	9,605,215

		16,737,084

Transportation — 1.0%
177,700	Kansas City Southern*	4,707,273
121,400	Ryder System, Inc.	4,741,884

		9,449,157

Utilities — 8.7%
224,490	American Electric Power Co., Inc.	6,956,945
500,095	CMS Energy Corp.(a)	6,701,273
409,699	DPL, Inc.	10,693,144
392,433	Edison International	13,177,900
77,471	Entergy Corp.	6,186,834
189,862	FirstEnergy Corp.	8,680,491
75,795	Northeast Utilities	1,799,373
408,803	NV Energy, Inc.	4,738,027
73,100	Pinnacle West Capital Corp.	2,399,142
584,201	PPL Corp.	17,724,658
163,300	Xcel Energy, Inc.	3,141,892

		82,199,679

TOTAL COMMON STOCKS		$931,196,948

Shares	Rate	Value
Investment Company(b) — 0.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
1,805,041	0.131%	$1,805,041

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$933,001,989

Securities Lending Reinvestment Vehicle(b)(c) — 6.0%
Boston Global Investment Trust — Enhanced Portfolio
56,657,066	0.177%	$56,600,409

TOTAL INVESTMENTS — 105.0%		$989,602,398

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(47,178,770)

NET ASSETS — 100.0%		$942,423,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(c) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$930,362,870

Gross unrealized gain	96,066,014
Gross unrealized loss	(36,826,486)

Net unrealized security gain	$59,239,528

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 34.6%
Aspen Funding Corp.
$5,000,000	0.220%	10/13/09	$4,999,633
Barton Capital LLC
2,000,000	0.250	01/04/10	1,998,681
Cafco LLC
3,000,000	0.350	11/13/09	2,998,746
Charta LLC
4,000,000	0.350	11/16/09	3,998,211
CRC Funding LLC
3,000,000	0.290	01/07/10	2,997,632
Gemini Securitization Corp.
5,000,000	0.210	10/13/09	4,999,650
Govco LLC
3,000,000	0.350	11/09/09	2,998,863
Newport Funding Corp.
5,000,000	0.400	10/01/09	5,000,000
NRW Bank
2,000,000	0.270	12/28/09	1,998,680
Regency Markets No.1 LLC
3,000,000	0.220	10/13/09	2,999,780
Salisbury Receivables Co. LLC
3,000,000	0.220	10/21/09	2,999,633
Societe Generale
1,000,000	0.350	10/05/09	999,961
1,000,000	0.340	10/05/09	999,962
Standard Chartered PLC
3,000,000	0.250	10/16/09	2,999,687
Straight-A Funding LLC
2,000,000	0.240	11/24/09	1,999,280
4,000,000	0.360	10/06/09	3,999,800
Tasman Funding, Inc.
3,000,000	0.300	10/15/09	2,999,650
Westpac Banking Corp.
2,000,000	0.280	01/15/10	1,998,351

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$53,986,200

Eurodollar Certificates of Deposit — 0.7%
BNP Paribas SA
$1,000,000	0.360%	10/13/09	$1,000,004

Government Guarantee Commercial Paper — 2.3%
Citigroup Funding, Inc.(a)
$2,000,000	0.250%	10/05/09	$1,999,944
Swedbank AB(b)
500,000	0.700	11/10/09	499,611
500,000	0.700	11/12/09	499,592
500,000	0.700	11/13/09	499,582

TOTAL GOVERNMENT GUARANTEE COMMERCIAL PAPER			$3,498,729

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Government Guarantee Variable Rate Obligations — 2.6%
Bank of America N.A.(a)
$1,000,000	0.546%		10/29/09	$1,000,000
Royal Bank of Scotland Group PLC(b)
3,000,000	0.564		11/09/09	3,000,000

TOTAL GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS				$4,000,000

U.S. Government Agency Obligations — 22.8%
Federal Home Loan Bank
$1,000,000	0.258	%(c)	10/09/09	$999,948
1,000,000	0.230	(c)	10/13/09	999,974
2,000,000	0.221	(c)	12/01/09	1,999,579
2,000,000	0.142	(c)	12/08/09	1,999,880
2,000,000	0.950		04/05/10	1,999,254
700,000	0.600		06/21/10	699,522
4,000,000	0.560		08/27/10	3,998,263
Federal Home Loan Mortgage Corp.
5,740,000	0.587	(c)	10/07/09	5,741,507
1,000,000	0.410	(c)	10/12/09	1,000,000
1,500,000	0.151	(c)	10/23/09	1,499,870
3,000,000	0.670		11/20/09	2,997,208
200,000	0.314	(c)	12/03/09	199,942
2,500,000	0.420		02/08/10	2,496,208
3,000,000	0.660		05/04/10	2,988,175
Federal National Mortgage Association
1,000,000	0.400	(c)	10/13/09	999,765
1,000,000	0.260		01/08/10	999,285
2,500,000	0.420		02/08/10	2,496,208
1,500,000	0.540		07/12/10	1,493,610

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$35,608,198

Variable Rate Obligations(c) — 4.8%
ANZ National Bank Ltd.
$3,000,000	0.489%		10/09/09	$3,000,000
Rabobank Nederland
2,000,000	0.259		10/07/09	2,000,000
1,000,000	0.440		11/16/09	1,000,000
Westpac Banking Corp.
1,500,000	0.329		12/09/09	1,500,000

TOTAL VARIABLE RATE OBLIGATIONS				$7,500,000

Yankee Certificates of Deposit — 8.3%
Caixa Geral de Depositos SA
$3,000,000	0.240%		10/08/09	$3,000,000
Deutsche Bank AG
4,000,000	0.300		11/12/09	4,000,000
Lloyds TSB Group PLC
4,000,000	0.470		10/09/09	4,000,000

GOLDMAN SACHS VARIABLE INSURANCE TRUST MONEY MARKET FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Yankee Certificates of Deposit — (continued)
Royal Bank of Scotland Group PLC
$2,000,000	0.380%	11/24/09	$2,000,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT			$13,000,000

U.S. Treasury Obligations — 1.3%
United States Treasury Bills
$1,000,000	0.540%	06/10/10	$996,220
700,000	0.410	06/17/10	697,935
300,000	0.442	06/17/10	299,045

TOTAL U.S. TREASURY OBLIGATIONS			$1,993,200

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$120,586,331

Repurchase Agreement(d) — 22.6%
Joint Repurchase Agreement Account II
$35,300,000	0.061%	10/01/09	$35,300,000
Maturity Value: $35,300,060

TOTAL INVESTMENTS — 100.0%			$155,886,331

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			59,171

NET ASSETS — 100.0%			$155,945,502

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of the securities amounts to $2,999,944, which represents approximately 1.9% of net assets as of September 30, 2009.
(b) Represents securities which are guaranteed by a foreign government. Total market value of the securities amounts to $4,498,785, which represents approximately 2.9% of net assets as of September 30, 2009.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d) Joint repurchase agreement was entered into on September 30, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 90.8%
Bermuda — 0.3%
131,876	Hiscox Ltd. (Insurance)	$727,763

Cyprus — 0.4%
162,492	ProSafe SE (Energy)	839,597

Denmark — 1.6%
26,184	Carlsberg A/S Class B (Food, Beverage & Tobacco)	1,904,903
29,815	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,875,185

		3,780,088

Finland — 2.6%
268,263	Nokia Oyj (Technology Hardware & Equipment)	3,934,650
96,522	Nokian Renkaat Oyj (Automobiles & Components)	2,254,513

		6,189,163

France — 6.3%
26,030	Air Liquide SA (Materials)	2,966,031
20,291	Alstom SA (Capital Goods)	1,485,942
117,985	AXA SA (Insurance)	3,202,695
69,508	Safran SA (Capital Goods)	1,306,384
29,918	Societe Generale (Banks)	2,419,972
27,330	Sodexo (Consumer Services)	1,641,524
65,192	Vivendi (Media)(a)	2,026,048

		15,048,596

Germany — 5.6%
22,620	BASF SE (Materials)	1,197,615
47,750	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,305,143
21,870	Daimler AG (Registered) (Automobiles & Components)	1,097,173
97,068	E.ON AG (Utilities)	4,108,420
11,121	Hamburger Hafen und Logistik AG (Transportation)	500,281
20,634	HeidelbergCement AG (Materials)	1,333,679
10,095	Salzgitter AG (Materials)	964,103
21,235	SAP AG (Software & Services)	1,029,693

		13,536,107

Hong Kong — 2.6%
769,000	BOC Hong Kong (Holdings) Ltd. (Banks)	1,679,404
65,800	Hang Seng Bank Ltd. (Banks)	944,670
224,500	Kerry Properties Ltd. (Real Estate)	1,195,059
169,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,482,346

		6,301,479

Ireland — 1.8%
62,943	CRH PLC (Materials)	1,742,842
90,065	Kerry Group PLC Class A (Food, Beverage & Tobacco)	2,578,845

		4,321,687

Italy — 7.1%
81,969	Azimut Holding SpA (Diversified Financials)	1,039,364

Shares	Description	Value
Common Stocks — (continued)
Italy — (continued)
145,191	Banca Popolare Di Milano Scarl (Banks)	$1,108,057
171,660	Eni SpA (Energy)	4,289,581
788,634	Intesa Sanpaolo SpA (Banks)*	3,499,085
131,048	Mediobanca SpA (Diversified Financials)	1,794,571
672,810	Snam Rete Gas SpA (Utilities)	3,276,277
175,540	Terna Rete Elettrica Nazionale SpA (Utilities)	685,199
90,132	Unione di Banche Italiane ScpA (Banks)	1,386,505

		17,078,639

Japan — 20.7%
31,000	ABC-Mart, Inc. (Retailing)	964,026
148,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	1,482,281
47,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	975,217
231,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,186,713
27,700	East Japan Railway Co. (Transportation)	1,997,144
64,300	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	1,920,092
180,000	Fujitsu Ltd. (Technology Hardware & Equipment)	1,174,046
28,900	Funai Electric Co. Ltd. (Consumer Durables & Apparel)	1,314,965
55,000	Hitachi Metals Ltd. (Materials)	561,897
57,200	Honda Motor Co. Ltd. (Automobiles & Components)	1,737,150
238	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	813,704
99,000	Koito Manufacturing Co. Ltd. (Automobiles & Components)	1,369,109
119,800	Komatsu Ltd. (Capital Goods)	2,235,634
106,500	Kuraray Co. Ltd. (Materials)	1,159,786
19,300	Kyocera Corp. (Technology Hardware & Equipment)	1,782,847
20,300	Mabuchi Motor Co. Ltd. (Technology Hardware & Equipment)	1,031,516
75,000	Mitsubishi Corp. (Capital Goods)	1,508,425
135,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	1,795,986
414,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,213,010
150,000	Mitsui & Co. Ltd. (Capital Goods)	1,951,454
68,000	Mitsui Fudosan Co. Ltd. (Real Estate)	1,145,014
311,000	Mitsui Mining & Smelting Co. Ltd. (Materials)*	793,974
250,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	831,723
156,000	Nippon Yusen Kabushiki Kaisha (Transportation)	600,773
13,300	Nissha Printing Co. Ltd. (Commercial & Professional Services)	676,679

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,551	NTT DoCoMo, Inc. (Telecommunication Services)	$2,470,398
8,680	ORIX Corp. (Diversified Financials)	527,200
89,300	Panasonic Corp. (Consumer Durables & Apparel)	1,306,822
46,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,107,437
18,300	Shin-Etsu Chemical Co. Ltd. (Materials)	1,122,673
229	Sony Financial Holdings, Inc. (Insurance)	655,222
302,000	Sumitomo Metal Industries Ltd. (Materials)	739,979
66,000	Sumitomo Metal Mining Co. Ltd. (Materials)	1,078,049
49,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,715,784
154,000	The Chiba Bank Ltd. (Banks)	950,522
145,000	Tokuyama Corp. (Materials)	1,060,046
298,000	Toshiba Corp. (Technology Hardware & Equipment)*	1,559,805
59,800	Toyota Motor Corp. (Automobiles & Components)	2,378,277

		49,895,379

Jersey — 0.2%
6,508	Randgold Resources Ltd. (Materials)	454,548

Luxembourg — 0.5%
57,771	SES SA FDR (Media)	1,311,764

Netherlands — 1.7%
252,512	Koninklijke KPN NV (Telecommunication Services)	4,194,704

Norway* — 0.4%
90,050	Petroleum Geo-Services ASA (Energy)	882,197

Singapore — 0.7%
357,000	Singapore Press Holdings Ltd. (Media)	975,353
156,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	694,915

		1,670,268

Spain — 2.7%
99,592	Banco Santander SA (Banks)	1,608,849
99,162	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	1,893,255
103,850	Telefonica SA (Telecommunication Services)	2,873,218

		6,375,322

Sweden — 0.8%
195,025	Nordea Bank AB (Banks)	1,971,471

Switzerland — 10.2%
4,787	Geberit AG (Registered) (Capital Goods)	736,884
9,940	Kuehne + Nagel International AG (Registered) (Transportation)	865,799
509	Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,236,903
69,999	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,988,303

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
31,255	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	$5,053,580
4,788	Straumann Holding AG (Registered) (Health Care Equipment & Services)(b)	1,242,614
18,284	Syngenta AG (Registered) (Materials)	4,201,762
23,981	Synthes, Inc. (Health Care Equipment & Services)	2,891,749
225,557	UBS AG (Registered) (Diversified Financials)*	4,135,568
87,799	Xstrata PLC (Materials)*	1,294,822

		24,647,984

United Kingdom — 24.6%
387,745	Aegis Group PLC (Media)	695,224
177,610	Amlin PLC (Insurance)	1,090,412
665,500	Barclays PLC (Banks)*	3,943,970
233,577	BG Group PLC (Energy)	4,071,007
817,800	BP PLC (Energy)	7,244,641
75,562	Charter International PLC (Capital Goods)	830,823
107,317	Cookson Group PLC (Capital Goods)*	706,667
732,631	Friends Provident Group PLC (Insurance)	976,175
680,014	HSBC Holdings PLC (Banks)	7,786,493
146,609	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	4,247,287
111,588	Inmarsat PLC (Telecommunication Services)	986,158
153,542	Invensys PLC (Capital Goods)	716,808
95,219	Land Securities Group PLC (REIT)	953,374
167,960	Morgan Crucible Co. PLC (Capital Goods)	462,518
320,575	Reed Elsevier PLC (Media)	2,409,294
92,070	Rio Tinto PLC (Materials)	3,913,636
109,628	Schroders PLC (Diversified Financials)	1,918,682
101,653	Serco Group PLC (Commercial & Professional Services)	822,121
147,644	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,563,071
335,532	SIG PLC (Capital Goods)	741,271
65,251	Smiths Group PLC (Capital Goods)	929,392
43,593	SOCO International PLC (Energy)*	988,760
492,269	Standard Life PLC (Insurance)	1,727,770
816,710	Tesco PLC (Food & Staples Retailing)	5,228,293
63,079	The Berkeley Group Holdings PLC (Consumer Durables & Apparel)*	895,124
192,839	Thomas Cook Group PLC (Consumer Services)	717,621
714,281	Vodafone Group PLC (Telecommunication Services)	1,604,591

		59,171,183

TOTAL COMMON STOCKS		$218,397,939

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Exchange Traded Fund — 5.3%
Australia — 5.3%
564,267	iShares MSCI Australia Index Fund(b)	$12,752,434

		Expiration
Units	Description	Month	Value
Warrant* — 0.0%
Italy — 0.0%
Mediobanca SpA (Diversified Financials)
124,808		03/11	$9,340

Shares	Rate	Value
Investment Company(c) — 3.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,096,779	0.131%	$8,096,779

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$239,256,492

Securities Lending Reinvestment Vehicle(c)(d) — 0.9%
Boston Global Investment Trust — Enhanced Portfolio
2,241,558	0.177%	$2,239,317

TOTAL INVESTMENTS — 100.4%		$241,495,809

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(873,766)

NET ASSETS — 100.0%		$240,622,043

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b) All or a portion of security is on loan.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d) Represents an affiliated issuer.

Investment Abbreviations:
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC INTERNATIONAL EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

SPI 200 Index	65	December 2009	$6,805,181	$220,842

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$218,972,537

Gross unrealized gain	25,075,996
Gross unrealized loss	(2,552,724)

Net unrealized security gain	$22,523,272

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 1.2%
5,857	BorgWarner, Inc.	$177,233
7,210	Cooper Tire & Rubber Co.	126,752
48,664	Dana Holding Corp.*	331,402
4,484	Gentex Corp.	63,448
26,321	Modine Manufacturing Co.	243,996
15,220	Superior Industries International, Inc.	216,124
15,205	Tenneco, Inc.*	198,273

		1,357,228

Banks — 5.0%
3,894	1st Source Corp.	63,472
3,144	Associated Banc-Corp	35,905
19,488	Astoria Financial Corp.(a)	215,148
31,164	Cathay General Bancorp	252,117
3,363	Chicopee Bancorp, Inc.*	44,425
40,455	CVB Financial Corp.(a)	307,054
24,110	First Bancorp	435,186
6,132	First Bancorp, Inc.	114,055
30,634	First Financial Northwest, Inc.	178,290
3,923	First Midwest Bancorp, Inc.(a)	44,212
13,335	Glacier Bancorp, Inc.	199,225
17,329	Great Southern Bancorp, Inc.(a)	410,871
53,188	International Bancshares Corp.(a)	867,496
4,430	Investors Bancorp, Inc.*	47,002
8,913	Marshall & Ilsley Corp.	71,928
45,119	NewAlliance Bancshares, Inc.	482,773
3,893	Northfield Bancorp, Inc.	49,830
14,184	Renasant Corp.(a)	210,632
17,648	Texas Capital Bancshares, Inc.*	297,192
17,026	Trustmark Corp.(a)	324,345
9,950	Washington Federal, Inc.(a)	167,757
52,326	Wilshire Bancorp, Inc.	384,073
22,728	Wintrust Financial Corp.(a)	635,475

		5,838,463

Capital Goods — 7.9%
3,376	AGCO Corp.*	93,279
10,628	Aircastle Ltd.	102,773
15,858	Albany International Corp. Class A	307,645
10,074	American Railcar Industries, Inc.	106,885
6,857	American Woodmark Corp.(a)	132,614
19,220	Apogee Enterprises, Inc.	288,684
3,766	Armstrong World Industries, Inc.*	129,776
40,229	Belden, Inc.	929,290
18,280	BlueLinx Holdings, Inc.*	73,303
5,323	Briggs & Stratton Corp.	103,319
9,738	Builders FirstSource, Inc.*(a)	42,458
9,097	Carlisle Cos., Inc.	308,479
9,482	Ceradyne, Inc.*	173,805
9,920	Dycom Industries, Inc.*	122,016
8,338	Encore Wire Corp.	186,271
16,571	EnerSys*	366,551
10,505	EnPro Industries, Inc.*(a)	240,144
3,510	Esterline Technologies Corp.*	137,627
9,878	FreightCar America, Inc.	240,035
4,758	Fushi Copperweld, Inc.*	40,253
9,024	GrafTech International Ltd.*	132,653
6,588	Insteel Industries, Inc.	78,727

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
5,135	Integrated Electrical Services, Inc.*	$41,337
5,241	John Bean Technologies Corp.	95,229
18,176	Kadant, Inc.*	220,475
1,223	L.B. Foster Co. Class A*	37,399
43,981	LSI Industries, Inc.	292,474
14,702	Miller Industries, Inc.*	161,722
10,718	Mueller Industries, Inc.	255,839
7,003	NACCO Industries, Inc. Class A	420,670
7,466	Polypore International, Inc.*	96,386
3,960	Powell Industries, Inc.*	152,024
5,349	Raven Industries, Inc.	142,979
1,972	Regal-Beloit Corp.	90,140
5,908	Sterling Construction Co., Inc.*	105,812
57,829	Taser International, Inc.*(a)	272,953
8,761	Tecumseh Products Co. Class A*	99,262
4,987	Tennant Co.	144,922
7,076	Thomas & Betts Corp.*	212,846
6,235	Titan Machinery, Inc.*	78,062
17,332	Toro Co.(a)	689,294
12,911	Tredegar Corp.	187,210
8,025	Trinity Industries, Inc.	137,950
15,178	Universal Forest Products, Inc.(a)	598,924
10,786	Woodward Governor Co.	261,668

		9,132,164

Commercial & Professional Services — 3.9%
3,746	ATC Technology Corp.*	74,021
17,398	CDI Corp.	244,442
1,703	G&K Services, Inc. Class A	37,738
34,448	HNI Corp.(a)	812,973
14,348	ICT Group, Inc.*	150,654
45,896	Kelly Services, Inc. Class A	564,521
37,029	Kforce, Inc.*	445,089
22,187	Kimball International, Inc. Class B	169,287
95,041	MPS Group, Inc.*	999,831
52,544	Spherion Corp.*	326,298
16,135	Steelcase, Inc. Class A	100,198
14,244	The Standard Register Co.	83,755
8,181	TrueBlue, Inc.*	115,107
5,163	United Stationers, Inc.*	245,810
7,383	Viad Corp.	146,996
3,913	Volt Information Sciences, Inc.*	47,817

		4,564,537

Consumer Durables & Apparel — 4.3%
11,433	American Greetings Corp. Class A	254,956
8,516	Blyth, Inc.	329,825
8,875	Callaway Golf Co.(a)	67,539
23,381	Carter’s, Inc.*	624,273
2,590	Columbia Sportswear Co.(a)	106,604
13,906	Crocs, Inc.*(a)	92,475
1,806	CSS Industries, Inc.	35,705
10,506	Ethan Allen Interiors, Inc.(a)	173,349
5,909	Fossil, Inc.*	168,111
15,453	Furniture Brands International, Inc.*	85,455
2,503	Harman International Industries, Inc.(a)	84,802
7,432	Hooker Furniture Corp.	100,332
18,768	iRobot Corp.*	231,034

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Consumer Durables & Apparel — (continued)
25,271	Kenneth Cole Productions, Inc. Class A	$253,468
16,538	Kid Brands, Inc.*	102,536
25,954	La-Z-Boy, Inc.(a)	224,502
7,319	Lululemon Athletica, Inc.*	166,507
24,647	M/I Homes, Inc.*(a)	334,953
3,985	Maidenform Brands, Inc.*	63,999
6,784	Meritage Homes Corp.*(a)	137,715
33,954	Nautilus, Inc.*(a)	57,722
4,486	Oxford Industries, Inc.	88,374
12,794	Perry Ellis International, Inc.*	205,216
13,487	Polaris Industries, Inc.(a)	550,000
24,832	Sealy Corp.*	79,462
7,802	Skechers U.S.A., Inc. Class A*	133,726
17,799	Standard Pacific Corp.*	65,678
10,914	The Timberland Co. Class A*	151,923
1,565	Wolverine World Wide, Inc.	38,874

		5,009,115

Consumer Services — 2.6%
2,265	Bally Technologies, Inc.*	86,908
6,864	Boyd Gaming Corp.*(a)	75,024
5,415	Caribou Coffee Co., Inc.*	39,096
18,522	Choice Hotels International, Inc.	575,293
13,432	Domino’s Pizza, Inc.*	118,739
6,142	Gaylord Entertainment Co.*	123,454
18,961	Krispy Kreme Doughnuts, Inc.*	67,691
9,320	Landry’s Restaurants, Inc.*	97,860
43,248	O’Charleys, Inc.*	405,234
21,172	Papa John’s International, Inc.*	520,196
1,380	Penn National Gaming, Inc.*	38,171
5,172	Pre-Paid Legal Services, Inc.*	262,738
3,871	Regis Corp.	60,000
3,235	Steiner Leisure Ltd.*	115,684
25,585	The Steak N Shake Co.*	301,135
8,737	Wyndham Worldwide Corp.	142,588

		3,029,811

Diversified Financials — 5.3%
60,252	Advance America, Cash Advance Centers, Inc.	337,411
43,706	Allied Capital Corp.(a)	134,177
14,699	American Capital Ltd.	47,478
8,354	Asset Acceptance Capital Corp.*	60,566
21,214	BlackRock Kelso Capital Corp.	157,408
6,241	Cash America International, Inc.(a)	188,229
12,358	Cohen & Steers, Inc.	296,592
43,359	Compass Diversified Holdings	453,969
677	Diamond Hill Investment Group, Inc.*	39,246
23,422	E*Trade Financial Corp.*	40,988
6,119	Eaton Vance Corp.	171,271
6,614	Encore Capital Group, Inc.*	88,958
3,500	Federated Investors, Inc. Class B	92,295
20,163	First Cash Financial Services, Inc.*	345,392
9,819	GAMCO Investors, Inc. Class A	448,728
17,521	Gladstone Capital Corp.	156,463
25,870	Hercules Technology Growth Capital, Inc.	254,043
8,351	Medallion Financial Corp.	69,814

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
11,362	NewStar Financial, Inc.*	$37,381
36,289	NGP Capital Resources Co.	263,458
1,791	Oppenheimer Holdings, Inc. Class A	43,611
38,464	PHH Corp.*(a)	763,126
2,575	Piper Jaffray Cos, Inc.*	122,879
9,062	Portfolio Recovery Associates, Inc.*(a)	410,780
60,795	Primus Guaranty Ltd.*(a)	259,595
16,881	Pzena Investment Management, Inc. Class A*	137,918
10,297	QC Holdings, Inc.	69,505
13,898	Rewards Network, Inc.*	190,959
4,200	SEI Investments Co.(a)	82,693
18,183	TICC Capital Corp.	91,642
12,189	World Acceptance Corp.*	307,285

		6,163,860

Energy — 5.0%
9,923	Alpha Natural Resources, Inc.*	348,297
6,557	Basic Energy Services, Inc.*	55,669
14,255	Berry Petroleum Co. Class A(a)	381,749
12,110	Bill Barrett Corp.*(a)	397,087
18,066	Cimarex Energy Co.(a)	782,619
7,337	Dawson Geophysical Co.*	200,887
4,045	Exterran Holdings, Inc.*(a)	96,028
18,384	Global Industries Ltd.*	174,648
13,742	Gulfport Energy Corp.*	120,105
24,068	Mariner Energy, Inc.*	341,284
2,682	Oil States International, Inc.*	94,219
8,765	Pioneer Drilling Co.*	64,335
2,841	Rosetta Resources, Inc.*	41,734
13,613	RPC, Inc.	142,664
1,205	SEACOR Holdings, Inc.*	98,364
5,948	St. Mary Land & Exploration Co.(a)	193,072
3,757	Stone Energy Corp.*	61,277
4,657	Superior Well Services, Inc.*	45,080
8,101	Swift Energy Co.*(a)	191,832
5,957	Unit Corp.*	245,726
42,694	W&T Offshore, Inc.	499,947
25,560	Willbros Group, Inc.*	389,279
17,467	World Fuel Services Corp.(a)	839,639

		5,805,541

Food & Staples Retailing — 0.3%
3,711	Casey’s General Stores, Inc.	116,451
1,411	Weis Markets, Inc.	45,081
16,081	Winn-Dixie Stores, Inc.*(a)	210,983

		372,515

Food, Beverage & Tobacco — 2.2%
29,640	Alliance One International, Inc.*	132,787
2,512	Boston Beer Co., Inc. Class A*	93,145
20,357	Chiquita Brands International, Inc.*(a)	328,969
1,405	Hansen Natural Corp.*(a)	51,620
10,210	J&J Snack Foods Corp.	440,970
9,164	Lancaster Colony Corp.	469,838
1,599	Lance, Inc.	41,286
35,870	National Beverage Corp.*	412,864
16,277	Sanderson Farms, Inc.(a)	612,666

		2,584,145

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — 7.1%
32,362	Align Technology, Inc.*(a)	460,188
36,608	AMN Healthcare Services, Inc.*	348,142
3,409	Analogic Corp.	126,201
10,397	Angiodynamics, Inc.*	143,271
8,101	Aspect Medical Systems, Inc.*	97,050
12,656	Assisted Living Concepts, Inc. Class A*	262,232
6,193	Beckman Coulter, Inc.	426,945
10,298	BioScrip, Inc.*	69,615
1,326	Computer Programs & Systems, Inc.	54,910
1,277	Corvel Corp.*	36,267
11,342	Cross Country Healthcare, Inc.*	105,594
20,078	HealthSpring, Inc.*	245,956
14,631	Hill-Rom Holdings, Inc.	318,663
14,419	Idexx Laboratories, Inc.*	720,950
4,106	Immucor, Inc.*	72,676
12,746	Invacare Corp.	283,981
17,287	IRIS International, Inc.*	195,343
28,383	Kindred Healthcare, Inc.*	460,656
9,633	LCA-Vision, Inc.*	67,527
10,274	LifePoint Hospitals, Inc.*	278,014
7,264	Magellan Health Services, Inc.*(a)	225,620
15,404	Medcath Corp.*	135,093
21,861	Medical Action Industries, Inc.*	263,862
6,193	MedQuist, Inc.	39,388
16,603	Molina Healthcare, Inc.*(a)	343,516
65,501	Nighthawk Radiology Holdings, Inc.*	473,572
858	Owens & Minor, Inc.	38,825
47,718	PharMerica Corp.*(a)	886,123
13,288	RTI Biologics, Inc.*	57,803
10,248	Somanetics Corp.*	165,198
5,611	STERIS Corp.	170,855
3,056	Teleflex, Inc.	147,635
46,074	Theragenics Corp.*	73,718
9,664	TomoTherapy, Inc.*	41,845
26,408	Universal American Corp.*(a)	248,763
2,888	West Pharmaceutical Services, Inc.(a)	117,282

		8,203,279

Household & Personal Products — 0.7%
47,269	Central Garden and Pet Co. Class A*	516,650
46,558	Mannatech, Inc.	178,317
16,033	Prestige Brands Holdings, Inc.*	112,873

		807,840

Insurance — 2.0%
55,451	American Equity Investment Life Holding Co.	389,266
2,134	Aspen Insurance Holdings Ltd.	56,487
7,763	Assured Guaranty Ltd.	150,757
26,920	CNA Surety Corp.*	436,104
29,072	Conseco, Inc.*(a)	152,919
17,147	Delphi Financial Group, Inc. Class A	388,037
3,165	FBL Financial Group, Inc. Class A	61,496
2,992	First Mercury Financial Corp.	39,853

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
32,955	MBIA, Inc.*	$255,731
11,194	National Financial Partners Corp.*	97,612
1,519	ProAssurance Corp.*	79,277
3,832	Protective Life Corp.	82,081
1,382	StanCorp Financial Group, Inc.	55,791
5,041	Unitrin, Inc.	98,249

		2,343,660

Materials — 4.9%
22,550	A. Schulman, Inc.	449,422
3,028	AEP Industries, Inc.*	120,817
10,179	AM Castle & Co.	101,179
4,626	Balchem Corp.	121,664
23,549	Boise, Inc.*	124,339
15,877	Brush Engineered Materials, Inc.*(a)	388,351
6,660	Buckeye Technologies, Inc.*	71,462
1,915	Bway Holding Co.*	35,447
6,284	Clearwater Paper Corp.*	259,718
13,477	Coeur d’Alene Mines Corp.*	276,278
8,771	Domtar Corp.*(a)	308,915
3,548	Glatfelter	40,731
1,304	Haynes International, Inc.*	41,493
9,186	Huntsman Corp.	83,684
11,661	Kaiser Aluminum Corp.	423,994
37,440	KapStone Paper and Packaging Corp.*	304,762
60,857	Louisiana-Pacific Corp.*(a)	405,916
808	Minerals Technologies, Inc.	38,428
10,611	Myers Industries, Inc.	114,280
4,156	Neenah Paper, Inc.	48,916
1,220	Olympic Steel, Inc.	35,002
16,543	OM Group, Inc.*	502,742
27,536	Omnova Solutions, Inc.*	178,433
46,198	PolyOne Corp.*	308,141
24,480	Spartech Corp.	263,650
18,899	Stillwater Mining Co.*	127,001
21,065	Sutor Technology Group Ltd.*	66,565
8,319	Wausau Paper Corp.	83,190
1,434	Westlake Chemical Corp.(a)	36,854
22,103	Worthington Industries, Inc.(a)	307,232
3,037	Zep, Inc.	49,351

		5,717,957

Media — 0.8%
2,650	Arbitron, Inc.(a)	55,014
8,314	Ascent Media Corp. Class A*	212,838
22,666	EW Scripps Co. Class A*	169,995
9,928	Harte-Hanks, Inc.	137,304
30,907	Journal Communications, Inc. Class A	113,738
23,320	Live Nation, Inc.*	190,991
1,743	Scholastic Corp.	42,425

		922,305

Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
86,215	Accelrys, Inc.*	500,047
15,516	Albany Molecular Research, Inc.*	134,369
43,744	Alkermes, Inc.*(a)	402,007
6,429	Biodel, Inc.*	34,524
5,380	Bio-Rad Laboratories, Inc. Class A*	494,314

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
5,624	Cambrex Corp.*	$35,431
6,911	Celera Corp.*	43,056
16,390	Cepheid, Inc.*(a)	216,676
26,809	Cubist Pharmaceuticals, Inc.*(a)	541,542
48,300	Depomed, Inc.*	211,071
954	Dionex Corp.*	61,981
21,492	Emergent Biosolutions, Inc.*	379,549
20,575	Enzon Pharmaceuticals, Inc.*(a)	169,744
27,824	eResearchTechnology, Inc.*	194,768
9,077	Genomic Health, Inc.*(a)	198,423
13,625	Human Genome Sciences, Inc.*	256,423
100,993	Insmed, Inc.*	82,814
54,625	King Pharmaceuticals, Inc.*	588,311
24,839	Martek Biosciences Corp.*(a)	561,113
25,306	Maxygen, Inc.*	169,297
5,542	Myriad Genetics, Inc.*	151,851
65,495	Nabi Biopharmaceuticals*	235,127
4,531	Onyx Pharmaceuticals, Inc.*	135,794
10,994	OSI Pharmaceuticals, Inc.*(a)	388,088
111,747	PDL BioPharma, Inc.(a)	880,566
55,984	Progenics Pharmaceuticals, Inc.*(a)	293,356
72,624	Questcor Pharmaceuticals, Inc.*	400,884
7,732	Regeneron Pharmaceuticals, Inc.*	149,228
23,306	Synta Pharmaceuticals Corp.*(a)	72,249
4,271	Varian, Inc.*	218,077

		8,200,680

Real Estate Investment Trust — 7.1%
37,402	American Campus Communities, Inc.(a)	1,004,244
8,189	Associated Estates Realty Corp.	78,778
12,588	Care Investment Trust, Inc.	96,550
24,843	Colonial Properties Trust(a)	241,722
19,597	DiamondRock Hospitality Co. *	158,736
3,750	Digital Realty Trust, Inc.	171,413
1,939	EastGroup Properties, Inc.	74,109
3,059	Equity One, Inc.(a)	47,935
10,365	Federal Realty Investment Trust(a)	636,100
13,617	First Industrial Realty Trust, Inc.	71,489
52,101	Franklin Street Properties Corp.	682,523
7,762	Health Care REIT, Inc.	323,054
2,372	Healthcare Realty Trust, Inc.	50,120
2,338	Highwoods Properties, Inc.(a)	73,530
11,817	LTC Properties, Inc.	284,081
5,958	MFA Financial, Inc.	47,426
4,981	Mid-America Apartment Communities, Inc.	224,793
3,157	National Health Investors, Inc.	99,919
15,469	Nationwide Health Properties, Inc.(a)	479,384
54,522	Omega Healthcare Investors, Inc.	873,442
21,847	Rayonier, Inc.(a)	893,761
38,774	Realty Income Corp.(a)	994,553
6,875	Sun Communities, Inc.(a)	147,950
12,015	The Macerich Co.	364,415
3,365	Urstadt Biddle Properties, Inc. Class A	49,095

		8,169,122

Shares	Description	Value
Common Stocks — (continued)
Retailing — 4.5%
48,231	99 Cents Only Stores*(a)	648,707
4,341	Aaron’s, Inc.	114,602
19,040	Aeropostale, Inc. *(a)(b)	827,669
2,518	America’s Car-Mart, Inc.*	60,306
6,259	Blue Nile, Inc.*	388,809
14,179	Brown Shoe Co., Inc.	113,716
15,782	Build-A-Bear Workshop, Inc.*	76,858
11,618	Charlotte Russe Holding, Inc.*	203,315
9,943	Dress Barn, Inc.*(a)	178,278
7,359	DSW, Inc. Class A*	117,523
36,766	Fred’s, Inc. Class A	468,031
7,534	Gymboree Corp.*	364,495
4,750	J. Crew Group, Inc.*	170,145
13,093	Jo-Ann Stores, Inc.*(a)	351,285
10,359	Kirkland’s, Inc.*	147,616
8,822	Netflix, Inc.*(a)	407,312
6,000	PetSmart, Inc.(a)	130,500
35,097	Stage Stores, Inc.	454,857

		5,224,024

Semiconductors & Semiconductor Equipment — 4.4%
24,308	Advanced Analogic Technologies, Inc.*	96,503
102,994	Amkor Technology, Inc.*(a)	708,599
32,648	Applied Micro Circuits Corp.*	326,154
6,149	Cohu, Inc.	83,380
22,265	DSP Group, Inc.*	181,237
32,547	Exar Corp.*	239,220
11,501	FEI Co.*	283,500
13,059	Integrated Device Technology, Inc.*	88,279
6,829	IXYS Corp.	58,115
180,934	Lattice Semiconductor Corp.*	407,101
25,618	Micrel, Inc.	208,787
40,718	MIPS Technologies, Inc.*	153,507
2,283	Omnivision Technologies, Inc.*(a)	37,167
38,391	Photronics, Inc.*(a)	181,973
38,976	RF Micro Devices, Inc.*	211,640
5,526	Semitool, Inc.*	46,695
17,593	Sigma Designs, Inc.*(a)	255,626
145,879	Silicon Image, Inc.*	354,486
109,498	Silicon Storage Technology, Inc.*	264,985
7,496	Standard Microsystems Corp.*	173,982
7,670	Ultratech, Inc.*	101,474
1,934	Veeco Instruments, Inc.*	45,101
16,455	Volterra Semiconductor Corp.*	302,278
27,663	Zoran Corp.*	318,678

		5,128,467

Software & Services — 9.2%
17,628	Actuate Corp.*	101,890
33,825	Acxiom Corp.*	319,984
7,563	Advent Software, Inc.*(a)	304,411
45,908	Art Technology Group, Inc.*	177,205
15,335	Blackbaud, Inc.(a)	355,772

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
17,947	Bottomline Technologies, Inc.*	$231,516
11,258	Chordiant Software, Inc.*	43,794
80,925	Ciber, Inc.*	323,700
21,243	CommVault Systems, Inc.*	440,792
5,287	Convergys Corp.*	52,553
11,209	CSG Systems International, Inc.*	179,456
3,138	DealerTrack Holdings, Inc.*	59,340
19,469	DivX, Inc.*	106,301
53,208	EarthLink, Inc.	447,479
7,408	Epicor Software Corp.*	47,189
11,841	ExlService Holdings, Inc.*	175,957
8,005	FalconStor Software, Inc.*	39,785
28,894	Internap Network Services Corp.*(a)	92,750
51,495	iPass, Inc.*	71,063
6,284	JDA Software Group, Inc.*	137,871
16,745	Kenexa Corp.*(a)	225,723
7,932	Lawson Software, Inc.*	49,496
121,557	Lionbridge Technologies, Inc.*	316,048
30,437	LivePerson, Inc.*	153,402
31,847	Manhattan Associates, Inc.*	643,309
63,701	Marchex, Inc. Class B	312,772
35,598	Mentor Graphics Corp.*(a)	331,417
7,086	MicroStrategy, Inc. Class A*	506,932
23,521	ModusLink Global Solutions, Inc.*	190,285
9,747	Ness Technologies, Inc.*	76,904
5,292	NeuStar, Inc. Class A*	119,599
78,762	OpenTV Corp. Class A*	108,692
20,141	Parametric Technology Corp.*	278,349
8,396	Perficient, Inc.*	69,435
1,918	Perot Systems Corp. Class A*	56,965
12,384	PROS Holdings, Inc.*	104,273
18,073	QAD, Inc.	82,232
119,530	RealNetworks, Inc.*	444,652
25,007	Renaissance Learning, Inc.(a)	248,570
5,864	StarTek, Inc.*	50,899
65,721	Symyx Technologies, Inc.*	435,073
24,929	Synopsys, Inc.*(a)	558,908
11,804	TeleTech Holdings, Inc.*	201,376
9,582	THQ, Inc.*	65,541
5,114	TIBCO Software, Inc.*(a)	48,532
16,094	Ultimate Software Group, Inc.*	462,220
14,115	Unica Corp.*	107,556
5,049	United Online, Inc.	40,594
25,819	Valueclick, Inc.*(a)	340,553
18,123	VeriFone Holdings, Inc.*(a)	287,974

		10,627,089

Technology Hardware & Equipment — 6.6%
4,415	ADC Telecommunications, Inc.*	36,821
14,747	ADTRAN, Inc.(a)	362,039
20,814	Agilysys, Inc.	137,164
7,713	Aruba Networks, Inc.*(a)	68,183
6,975	Avid Technology, Inc.*	98,278
1,860	Avocent Corp.*	37,702
14,154	Bel Fuse, Inc. Class B	269,351
19,797	Benchmark Electronics, Inc.*	356,346
53,366	Brightpoint, Inc.*	466,953

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
19,850	Cray, Inc.*	$165,350
12,906	CTS Corp.	120,026
5,229	EchoStar Corp. Class A*	96,527
22,783	Electronics for Imaging, Inc.*	256,764
27,515	Emulex Corp.*	283,129
56,797	Extreme Networks*	159,032
16,174	Hutchinson Technology, Inc.*(a)	114,835
38,302	Imation Corp.	355,060
32,833	Ingram Micro, Inc. Class A*(a)	553,236
17,003	Insight Enterprises, Inc.*	207,607
22,026	Isilon Systems, Inc.*	134,359
15,996	Ixia*	109,733
6,450	Keithley Instruments, Inc.	35,733
4,605	Loral Space & Communications, Inc.*	126,545
21,246	Methode Electronics, Inc.	184,203
5,306	Netgear, Inc.*	97,365
10,906	Novatel Wireless, Inc.*(a)	123,892
17,078	PC-Tel, Inc.*	106,738
14,998	Plantronics, Inc.	402,096
39,900	Powerwave Technologies, Inc.*	63,840
131,842	Quantum Corp.*	166,121
17,961	Radisys Corp.*	156,081
11,181	Seachange International, Inc.*	83,857
56,527	ShoreTel, Inc.*(a)	441,476
13,577	Smart Modular Technologies (WWH), Inc.*	64,627
26,723	Sonus Networks, Inc.*	56,653
6,169	STEC, Inc.*(a)	181,307
11,214	Super Micro Computer, Inc.*	94,870
30,589	Symmetricom, Inc.*	158,451
5,613	SYNNEX Corp.*	171,084
8,506	Tech Data Corp.*	353,935
18,178	Tollgrade Communications, Inc.*	117,793
8,910	Vishay Intertechnology, Inc.*	70,389

		7,645,551

Telecommunication Services — 0.5%
6,220	Syniverse Holdings, Inc.*	108,850
32,309	USA Mobility, Inc.	416,140

		524,990

Transportation — 3.8%
8,266	Alaska Air Group, Inc.*	221,446
13,662	Allegiant Travel Co.*(a)	520,386
1,183	Amerco, Inc.*	54,252
4,563	American Commercial Lines, Inc.*	132,875
9,237	Arkansas Best Corp.	276,556
20,008	Dollar Thrifty Automotive Group, Inc.*(a)	491,997
3,706	Dynamex, Inc.*	60,519
6,303	Horizon Lines, Inc. Class A	40,024
2,304	J.B. Hunt Transport Services, Inc.(a)	74,028
4,974	Landstar System, Inc.	189,310
20,638	Marten Transport Ltd.*	352,084
10,859	Pacer International, Inc.	41,916
14,955	Saia, Inc.*	240,476
29,999	SkyWest, Inc.	497,383
7,243	Universal Truckload Services, Inc.	119,582

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Transportation — (continued)
16,876	UTi Worldwide, Inc.	$244,364
43,146	Werner Enterprises, Inc.(a)	803,810

		4,361,008

Utilities — 1.2%
18,322	Black Hills Corp.(a)	461,165
2,400	Energen Corp.	103,440
7,350	Integrys Energy Group, Inc.	263,791
17,329	MDU Resources Group, Inc.	361,310
7,975	Southwest Gas Corp.	204,000

		1,393,706

TOTAL COMMON STOCKS		$113,127,057

Shares	Rate	Value
Investment Company(c) — 2.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,071,911	0.131%	$3,071,911

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$116,198,968
Securities Lending Reinvestment Vehicle(c)(d) — 23.5%
Boston Global Investment Trust — Enhanced Portfolio II
27,267,847	0.242%	$27,267,847

TOTAL INVESTMENTS — 123.8%		$143,466,815

LIABILITIES IN EXCESS OF OTHER ASSETS — (23.8)%		(27,549,738)

NET ASSETS — 100.0%		$115,917,077

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED SMALL CAP EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell 2000 Mini Index	44	December 2009	$2,653,200	$33,801

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$130,787,191

Gross unrealized gain	15,674,738
Gross unrealized loss	(2,995,114)

Net unrealized security gain	$12,679,624

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Automobiles & Components — 1.2%
30,992	BorgWarner, Inc.	$937,818
19,786	Federal Mogul Corp.*	238,817
34,914	Ford Motor Co.*	251,730
120,445	Johnson Controls, Inc.	3,078,574
51,386	TRW Automotive Holdings Corp.*(a)	860,716

		5,367,655

Banks — 3.1%
64,532	BB&T Corp.	1,757,852
39,133	Fifth Third Bancorp	396,417
17,565	Hudson City Bancorp, Inc.	230,980
122,723	U.S. Bancorp	2,682,725
314,295	Wells Fargo & Co.	8,856,833

		13,924,807

Capital Goods — 6.2%
19,095	AGCO Corp.*(b)	527,595
8,656	Armstrong World Industries, Inc.*	298,286
11,930	Cummins, Inc.	534,583
23,869	Eaton Corp.	1,350,747
84,411	Emerson Electric Co.	3,383,193
385,536	General Electric Co.	6,330,501
9,491	Honeywell International, Inc.	352,591
58,260	Lockheed Martin Corp.	4,548,941
51,687	Northrop Grumman Corp.	2,674,802
47,216	Toro Co.(a)	1,877,780
41,507	Tyco International Ltd.	1,431,161
69,687	United Technologies Corp.	4,246,029
13,097	URS Corp.*	571,684

		28,127,893

Commercial & Professional Services(a) — 0.4%
31,539	Manpower, Inc.	1,788,577

Consumer Durables & Apparel(a) — 0.3%
42,272	Harman International Industries, Inc.	1,432,175

Consumer Services — 0.8%
78,694	Carnival Corp.	2,618,936
24,953	Marriott International, Inc. Class A(a)	688,453
10,555	Wyndham Worldwide Corp.	172,258

		3,479,647

Diversified Financials — 6.8%
32,107	AmeriCredit Corp.*	506,970
492,585	Bank of America Corp.	8,334,538
1,034,379	Citigroup, Inc.	5,006,394
13,142	Discover Financial Services	213,295
7,022	Eaton Vance Corp.(a)	196,546
41,224	Federated Investors, Inc. Class B(a)	1,087,077
104,907	JPMorgan Chase & Co.	4,597,025
99,677	SEI Investments Co.(a)	1,961,643
129,117	T. Rowe Price Group, Inc.(a)	5,900,647
103,587	The Bank of New York Mellon Corp.	3,002,987

		30,807,122

Energy — 11.8%
54,460	Alpha Natural Resources, Inc.*	1,911,546
101,674	Chevron Corp.	7,160,900
39,753	Cimarex Energy Co.(a)	1,722,100
164,035	ConocoPhillips	7,407,821
175,635	Devon Energy Corp.	11,825,505

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
38,047	Exterran Holdings, Inc.*(a)	$903,236
226,904	Exxon Mobil Corp.	15,567,883
12,621	Occidental Petroleum Corp.	989,486
42,318	Patterson-UTI Energy, Inc.(a)	639,002
58,600	Schlumberger Ltd.	3,492,560
55,486	Valero Energy Corp.	1,075,873
16,929	XTO Energy, Inc.	699,506

		53,395,418

Food & Staples Retailing — 2.6%
61,926	CVS/Caremark Corp.	2,213,235
85,040	Walgreen Co.	3,186,449
126,622	Wal-Mart Stores, Inc.	6,215,874

		11,615,558

Food, Beverage & Tobacco — 6.0%
142,330	Archer-Daniels-Midland Co.	4,158,883
24,154	Bunge Ltd.(a)	1,512,282
76,378	Hansen Natural Corp.*(a)	2,806,128
23,441	Hormel Foods Corp.	832,624
128,632	Lorillard, Inc.	9,557,358
33,063	PepsiCo, Inc.	1,939,475
76,615	Philip Morris International, Inc.	3,734,215
23,197	The Coca-Cola Co.	1,245,679
108,702	Tyson Foods, Inc. Class A(a)	1,372,906

		27,159,550

Health Care Equipment & Services — 2.2%
47,785	Boston Scientific Corp.*	506,043
87,508	Cardinal Health, Inc.	2,345,214
27,829	CareFusion Corp.*	606,672
88,839	Coventry Health Care, Inc.*	1,773,227
2,947	Idexx Laboratories, Inc.*	147,350
10,695	Medco Health Solutions, Inc.*	591,541
16,580	Stryker Corp.	753,229
92,985	UnitedHealth Group, Inc.	2,328,344
19,108	WellPoint, Inc.*	904,955

		9,956,575

Household & Personal Products — 2.1%
50,134	Colgate-Palmolive Co.	3,824,221
97,791	The Procter & Gamble Co.	5,664,055

		9,488,276

Insurance — 2.7%
69,284	MBIA, Inc.*	537,644
90,335	MetLife, Inc.	3,439,053
40,117	Prudential Financial, Inc.	2,002,239
11,525	Torchmark Corp.	500,531
271,349	Unum Group(a)	5,817,723

		12,297,190

Materials — 3.5%
44,735	Alcoa, Inc.	586,923
32,319	Commercial Metals Co.	578,510
39,746	E.I. du Pont de Nemours & Co.	1,277,437
33,474	Eastman Chemical Co.	1,792,198
76,510	International Paper Co.	1,700,817
40,016	Monsanto Co.	3,097,238
8,423	Newmont Mining Corp.	370,781
56,359	Nucor Corp.	2,649,437

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
10,060	Packaging Corp. of America	$205,224
55,136	Reliance Steel & Aluminum Co.	2,346,588
23,412	Schnitzer Steel Industries, Inc. Class A	1,246,689

		15,851,842

Media — 2.9%
174,637	Comcast Corp. Class A	2,949,619
31,491	News Corp. Class A	377,577
19,861	News Corp. Class B(a)	277,855
46,518	Scripps Networks Interactive, Inc. Class A	1,718,840
270,978	Time Warner, Inc.	7,798,747

		13,122,638

Pharmaceuticals, Biotechnology & Life Sciences — 11.1%
90,278	Amgen, Inc.*	5,437,444
117,610	Biogen Idec, Inc.*	5,941,657
339,823	Eli Lilly & Co.	11,224,354
63,409	Forest Laboratories, Inc.*	1,866,761
2,851	Genzyme Corp.*	161,737
150,820	Gilead Sciences, Inc.*	7,025,195
58,146	Johnson & Johnson	3,540,510
57,489	Merck & Co., Inc.(a)	1,818,377
607,925	Pfizer, Inc.	10,061,159
93,171	Schering-Plough Corp.	2,632,081
13,063	Thermo Fisher Scientific, Inc.*	570,461

		50,279,736

Real Estate Investment Trust — 2.7%
17,543	AvalonBay Communities, Inc.(a)	1,275,902
9,315	Federal Realty Investment Trust(a)	571,662
5,789	Nationwide Health Properties, Inc.	179,401
42,045	Plum Creek Timber Co., Inc.(a)	1,288,259
34,806	Public Storage, Inc.	2,618,803
95,400	Rayonier, Inc.(a)	3,902,814
32,179	Simon Property Group, Inc.	2,234,188

		12,071,029

Retailing — 4.0%
9,228	Aeropostale, Inc.*(a)	401,141
29,927	Amazon.com, Inc.*	2,793,985
15,661	Big Lots, Inc.*(a)	391,838
63,051	Dollar Tree, Inc.*	3,069,323
71,201	Family Dollar Stores, Inc.	1,879,706
15,336	Kohl’s Corp.*	874,919
26,109	Liberty Media Corp. — Interactive Class A*	286,416
23,479	PetSmart, Inc.(a)	510,668
81,736	Ross Stores, Inc.	3,904,529
103,005	The TJX Companies, Inc.	3,826,636

		17,939,161

Semiconductors & Semiconductor Equipment — 3.2%
15,968	Broadcom Corp. Class A*	490,058
69,291	Cypress Semiconductor Corp.*(a)	715,776
357,925	Intel Corp.	7,004,592
42,754	LSI Corp.*	234,720

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
255,105	Texas Instruments, Inc.	$6,043,437

		14,488,583

Software & Services — 7.3%
188,525	Accenture PLC Class A	7,026,327
7,662	Google, Inc. Class A*	3,799,203
669,191	Microsoft Corp.	17,325,355
138,427	Oracle Corp.	2,884,818
44,922	Symantec Corp.*	739,865
59,113	VeriSign, Inc.*(a)	1,400,387

		33,175,955

Technology Hardware & Equipment — 9.3%
19,977	Arrow Electronics, Inc.*(a)	562,352
42,862	Avnet, Inc.*(a)	1,113,126
271,802	Cisco Systems, Inc.*	6,398,219
339,305	Dell, Inc.*	5,177,794
96,398	EMC Corp.*	1,642,622
166,307	Ingram Micro, Inc. Class A*(a)	2,802,273
37,336	International Business Machines Corp.	4,465,759
121,712	QUALCOMM, Inc.	5,474,606
9,437	SanDisk Corp.*	204,783
525,194	Seagate Technology(a)	7,988,201
121,054	Sun Microsystems, Inc.*(a)	1,100,381
90,480	Tellabs, Inc.*	626,122
30,472	Tyco Electronics Ltd.	678,916
107,185	Western Digital Corp.*	3,915,468

		42,150,622

Telecommunication Services — 2.7%
301,508	AT&T, Inc.(b)	8,143,731
766,297	Sprint Nextel Corp.*	3,026,873
34,442	Verizon Communications, Inc.	1,042,560

		12,213,164

Transportation — 3.0%
19,420	Expeditors International of Washington, Inc.	682,613
33,766	FedEx Corp.	2,539,879
182,867	United Parcel Service, Inc. Class B	10,326,499

		13,548,991

Utilities — 1.9%
259,042	Duke Energy Corp.	4,077,321
92,714	Exelon Corp.	4,600,469

		8,677,790

TOTAL COMMON STOCKS		$442,359,954

Shares	Rate	Value
Investment Company(c) — 2.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,327,760	0.131%	$11,327,760

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$453,687,714

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 6.9%
Boston Global Investment Trust — Enhanced Portfolio II
31,078,922	0.242%	$31,078,922

TOTAL INVESTMENTS — 107.2%		$484,766,636

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(32,439,616)

NET ASSETS — 100.0%		$452,327,020

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRUCTURED U.S. EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P500 E-mini	148	December 2009	$7,791,460	$69,462

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$456,322,454

Gross unrealized gain	39,714,172
Gross unrealized loss	(11,269,990)

Net unrealized security gain	$28,444,182

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
FASB Financial Accounting Standards Codification— In July 2009, the Financial Accounting Standards Board (“FASB”) launched its “Financial Accounting Standards Codification” (the “Codification”) as the single source of accounting principles generally accepted in the United States of America (“GAAP”). While the Codification does not change GAAP, it introduces a new structure to the accounting literature and changes references to accounting standards and other authoritative accounting guidance.
Investment Valuation — The investment valuation policy of the Funds (except VIT Money Market Fund) is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAMI by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     It is the Money Market Fund’s policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. Under procedures and tolerances established by the trustees, GSAM evaluates the difference between the Fund’s NAV based upon the amortized cost of the Fund’s securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

VIT Capital Growth	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$322,511,905	$—	$—
Short-term Investments	9,319,083	3,819,418	—

Total	$331,830,988	$3,819,418	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

VIT Core Fixed Income	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$38,514,512	$—
Foreign Debt Obligations	—	7,663,499	—
U.S. Treasuries and Other U.S. Government Obligations and Agencies	9,071,846	2,930,425	—
Government Guarantee Obligations	—	15,910,084	—
Mortgage-Backed Obligations	—	111,233,596	—
Asset-Backed Securities	—	1,036,932	—
Municipal Debt Obligations	—	802,161	—
Preferred Stock	—	439,375	—
Derivatives	286,109	161,204	—

Total	$9,357,955	$178,691,788	$—

Liabilities
Derivatives	$(70,716)	$(1,217,588)	$—

VIT Equity Index	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$191,396,441	$—	$—
Short-term Investments	1,906,953	—	—
Derivatives	46,182	—	—

Total	$193,349,576	$—	$—

VIT Government Income	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and Other U.S. Government Obligations and Agencies	$5,611,581	$12,762,638	$—
Government Guarantee Obligations	—	5,146,491	—
Mortgage-Backed Obligations	—	47,215,830	—
Asset-Backed Securities	—	815,550	—
Short-term Investments	10,010,283	—	—
Derivatives	143,074	—	—

Total	$15,764,938	$65,940,509	$—

Liabilities
Derivatives	$(32,587)	$—	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

VIT Growth and Income	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$759,862,732	$7,619,909	$—
Short-term Investments	23,552,470	22,215,110	—

Total	$783,415,202	$29,835,019	$—

VIT Growth Opportunities	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$119,801,714	$—	$—
Short-term Investments	1,856,134	13,879,163	—

Total	$121,657,848	$13,879,163	$—

VIT Mid Cap Value	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$931,196,948	$—	$—
Short-term Investments	1,805,041	56,600,409	—

Total	$933,001,989	$56,600,409	$—

VIT Money Market	Level 1	Level 2(a)	Level 3

Assets
U.S Treasuries and/or Other U.S. Government Obligations and Agencies	$1,993,200	$35,608,198	$—
Government Guarantee Obligations	—	7,498,729	—
Corporate Obligations (including Repurchase Agreements)	—	110,786,204	—

Total	$1,993,200	$153,893,131	$—

(a) The Fund utilizes amortized cost which approximates fair value to value money market investments. This results in a primarily Level 2 classification as amortized cost is considered a model-based price.

VIT Strategic International Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)	$12,752,434	$218,407,279	$—
Short-term Investments	8,096,779	2,239,317	—
Derivatives	220,842	—	—

Total	$21,070,055	$220,646,596	$—

(a) To adjust for the time difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

VIT Structured Small Cap Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$113,127,057	$—	$—
Short-term Investments	3,071,911	27,267,847	—
Derivatives	33,801	—	—

Total	$116,232,769	$27,267,847	$—

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

VIT Structured U.S. Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$442,359,954	$—	$—
Short-term Investments	11,327,760	31,078,922	—
Derivatives	69,462	—	—

Total	$453,757,176	$31,078,922	$—

Mortgage-Backed and Asset-Backed Securities — The Core Fixed Income and Government Income Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Mortgage Dollar Rolls — The Core Fixed Income and Government Income Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other party.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2009, the Money Market Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $35,300,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,033,500,000	0.08%	10/01/09	$1,033,502,297

Barclays Capital, Inc.	800,000,000	0.03	10/01/09	800,000,667

Barclays Capital, Inc.	2,250,000,000	0.04	10/01/09	2,250,002,500

Citigroup Global Markets, Inc.	1,500,000,000	0.06	10/01/09	1,500,002,500

Credit Suisse Securities (USA) LLC	1,000,000,000	0.03	10/01/09	1,000,000,833

Credit Suisse Securities (USA) LLC	1,950,000,000	0.07	10/01/09	1,950,003,792

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Deutsche Bank Securities, Inc.	$300,000,000	0.04%	10/01/09	$300,000,333

Deutsche Bank Securities, Inc.	1,150,000,000	0.08	10/01/09	1,150,002,556

JPMorgan Securities	500,000,000	0.04	10/01/09	500,000,556

JPMorgan Securities	4,121,500,000	0.07	10/01/09	4,121,508,014

Merrill Lynch & Co., Inc.	950,000,000	0.07	10/01/09	950,001,847

Morgan Stanley & Co.	2,160,300,000	0.05	10/01/09	2,160,303,000

RBS Securities, Inc.	500,000,000	0.07	10/01/09	500,000,972

UBS Securities LLC	1,295,000,000	0.08	10/01/09	1,295,002,878

Wachovia Capital Markets	550,000,000	0.07	10/01/09	550,001,069

TOTAL				$20,060,333,814

     At September 30, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.800% to 6.900%, due 11/04/09 to 08/03/37; Federal Home Loan Bank, 0.820% to 6.640%, due 10/02/09 to 03/14/36; Federal Home Loan Mortgage Corp., 0.000% to 15.000%, due 10/13/09 to 10/01/39; Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities, 0.000%, due 01/15/18; Federal National Mortgage Association, 0.000% to 16.000%, due 10/01/09 to 07/01/49; Federal National Mortgage Association Interest-Only Stripped Securities, 0.000%, due 05/15/20; Government National Mortgage Association, 4.500% to 6.000%, due 07/15/35 to 09/15/39; Tennessee Valley Authority Interest-Only Stripped Security, 0.000%, due 11/01/10; U.S. Treasury Inflation Protected Securities, 0.625% to 4.250%, due 01/15/10 to 01/15/15; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/30/09 to 08/15/19; U.S. Treasury Notes, 1.750% to 7.250%, due 08/31/11 to 02/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/09 to 08/15/17. The aggregate market value of the collateral, including accrued interest, was $20,558,837,843.
Treasury Inflation-Protected Securities — The Core Fixed Income and Government Income Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized gain (loss) on foreign currency related transactions. The effect of changes in foreign currency exchange rates on fixed income securities held at period end are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net change in unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are “marked-to-market” daily at the applicable forward rate and any resulting unrealized gains or losses are recorded by the Funds. The Funds record realized gains or losses on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     In January 2009, the Funds adopted FASB Accounting Standards Codification (“ASC”) 815 “Disclosures about Derivative Instruments and Hedging Activities”, which requires enhanced disclosures about the Core Fixed Income Fund’s derivatives and hedging activities. The following table sets forth the gross value of the Fund’s derivative contracts for trading activities by certain risk types as of September 30, 2009. The values in the table below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

	Derivative	Number of	Derivative	Number of
Risk	Assets	Contracts	Liabilities	Contracts

Interest rate	$286,109	197	$(70,716)	88
Currency	161,204	26	(184,619)	20

Derivative contracts, at value	$447,313	223	$(255,335)	108

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds (except VIT Money Market Fund) may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time which the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Capital Growth, Growth and Income, Growth Opportunities, Mid Cap Value and Strategic International Equity Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Structured Small Cap Equity and Structured U.S. Equity Funds invest in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio and Enhanced Portfolio II, deemed an affiliate of the Trust, are exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio and Enhanced Portfolio II invest primarily in short-term investments, but are not “money market funds” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio or Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Variable Insurance Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date November 25, 2009

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date November 25, 2009

* Print the name and title of each signing officer under his or her signature.